UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

LARGE CAP GROWTH FUND

----------------------------------------------------------------------
Description                               Shares     Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
COMMON STOCK -- 95.0%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.0%
    Best Buy                                14,700    $      871
    Carnival                                80,200         4,055
    Coach*                                  40,200         1,874
    eBay*                                   37,350         3,646
    Harley-Davidson (A)                     72,972         4,201
    Harman International
    Industries (A)                          12,750         1,532
    Home Depot                              90,650         3,724
    Kohl's (A)*                             33,050         1,678
    Staples (A)                            109,350         3,252
    Starwood Hotels & Resorts
       Worldwide                            34,300         1,637
                                                      ----------
                                                          26,470
                                                      ----------
CONSUMER STAPLES -- 8.8%
    Avon Products                           38,300         1,515
    Costco Wholesale                        75,226         3,606
    Estee Lauder, Cl A                      43,650         1,875
    Procter & Gamble                        29,350         1,502
    Wal-Mart Stores                         42,650         2,300
    Walgreen (A)                           103,896         3,729
                                                      ----------
                                                          14,527
                                                      ----------
ENERGY -- 4.9%
    Schlumberger                            64,050         4,031
    Smith International (A)*                70,800         4,112
                                                      ----------
                                                           8,143
                                                      ----------
FINANCIALS -- 12.2%
    Chicago Mercantile Exchange
       Holdings (A)                         22,650         3,980
    Goldman Sachs Group                     52,650         5,180
    Legg Mason                              25,600         1,631
    Morgan Stanley                          32,650         1,668
    SLM                                    126,700         5,734
    T Rowe Price Group (A)                  34,050         1,899
                                                      ----------
                                                          20,092
                                                      ----------
HEALTH CARE -- 18.7%
    Alcon                                   23,900         1,702
    Allergan                                22,450         1,607
    Biomet                                  34,900         1,629
    Boston Scientific (A)*                  46,950         1,657
    Dentsply International (A)              22,050         1,147
    Genentech*                              30,694         1,397
    Gilead Sciences (A)*                    63,450         2,197
    Guidant                                 40,600         2,705
    Medtronic                              102,400         5,234
    Pfizer                                 200,127         5,794
    UnitedHealth Group                      23,000         1,665
    Zimmer Holdings*                        52,250         4,054
                                                      ----------
                                                          30,788
                                                      ----------


----------------------------------------------------------------------
Description                       Shares/Par (000)   Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
----------------------------------------------------------------------
INDUSTRIALS -- 11.3%
    3M                                      26,500    $    2,055
    Cintas                                  29,200         1,260
    Danaher (A)                             48,950         2,699
    Expeditors International
       Washington                           32,050         1,830
    General Electric                       182,704         6,234
    Lockheed Martin                         57,350         3,159
    Robert Half International (A)           55,700         1,478
                                                      ----------
                                                          18,715
                                                      ----------
INFORMATION TECHNOLOGY -- 23.1%
    Apple Computer*                         41,950         2,204
    Automatic Data Processing               65,500         2,842
    Cisco Systems*                         126,700         2,434
    Dell*                                  118,150         4,142
    Electronic Arts (A)*                    35,250         1,583
    First Data                              57,650         2,380
    Google, Cl A (A)*                        8,200         1,564
    Lexmark International, Cl A*            19,350         1,608
    Linear Technology                       22,850           866
    Maxim Integrated Products               19,400           853
    Microchip Technology                    88,150         2,667
    Microsoft                              260,750         7,298
    Paychex                                 64,700         2,122
    Research In Motion (A)*                 26,500         2,337
    SAP ADR                                 44,233         1,887
    Yahoo!*                                 34,550         1,250
                                                      ----------
                                                          38,037
                                                      ----------
   TOTAL COMMON STOCK
    (Cost $142,575)                                      156,772
                                                      ----------

----------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.0%
----------------------------------------------------------------------
    Lehman Brothers, MTN (B) (C)
      1.965%, 05/16/05                  $    2,500         2,500
    Morgan Stanley (B) (C)
      1.955%, 02/18/05                       2,500         2,500
                                                      ----------
    TOTAL CORPORATE OBLIGATIONS
      (Cost $5,000)                                        5,000
                                                      ----------

----------------------------------------------------------------------
MASTER NOTE - 1.5%
----------------------------------------------------------------------
    Bear Stearns (B)
      2.025%, 11/03/04                       2,500         2,500
                                                      ----------
    TOTAL MASTER NOTE
      (Cost $2,500)                                        2,500
                                                      ----------

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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

LARGE CAP GROWTH FUND (CONTINUED)

----------------------------------------------------------------------
Description                             Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.8%
----------------------------------------------------------------------
   Bank of America, 1.930%, dated
     10/29/04, matures on
     11/01/04, repurchase price
     $5,287,528 (collateralized by
     various mortgage obligations,
     ranging in par value
     $16,291,110-$19,846,087,
     0.000%-5.750%,
     06/25/34-08/25/38, total
     market value $5,551,012) (B)       $    5,287    $    5,287
   Deutsche Bank Securities, Inc.,
     1.770%, dated 10/29/04,
     matures on 11/01/04,
     repurchase price $6,100,328
     (collateralized by a U.S.
     Government obligation, par
     value $6,190,000, 3.125%,
     09/15/00, total market value
     $6,221,744)                             6,099         6,099
   Dresdner Securities, 1.920%, dated
     10/29/04, matures on 11/01/04,
     repurchase price $15,002,400 400
     (collateralized by various
     corporate obligations, ranging
     in par value $2,335,000-
     $52,550,000, 0.000%, 03/15/05-
     01/15/11, total market value
     $15,750,599) (B)                       15,000        15,000
   Lehman Brothers, 1.945%, dated
     10/29/04, matures on
     11/01/04, repurchase price
     $3,000,486 (collateralized by
     various mortgage obligations
     ranging in par value
     $2,276-$2,320,581,249,
     0.000%-10.000%,
     02/25/05-02/25/34, total
     market value $3,144,640) (B)            3,000         3,000
                                                      ----------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $29,386)                                       29,386
                                                      ----------

TOTAL INVESTMENTS -- 117.3%
   (Cost $179,461)+                                      193,658
                                                      ----------
PAYABLE UPON RETURN OF SECURITIES LOANED --
   (18.6)%                                               (30,787)
OTHER ASSETS AND LIABILITIES, NET -- 1.3%                  2,232
                                                      ----------
TOTAL OTHER ASSETS AND LIABILITIES -- (17.3)%            (28,555)
                                                      ----------

TOTAL NET ASSETS -- 100.0%                            $  165,103
                                                      ==========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2004 WAS $30,786,678.
(B)  THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
     LENDING.
(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2004.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $179,813,460, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,804,915 AND $(4,960,611), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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


[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

VALUE MOMENTUM FUND

------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - 96.8%
------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.7%
     Black & Decker (A)                60,000     $  4,817
     Comcast, Cl A*                   175,500        5,096
     Federated Department Stores      120,000        6,054
     Harrah's Entertainment            20,000        1,170
     Hasbro (A)                       180,000        3,184
     Leggett & Platt                  143,000        4,023
     Lennar, Cl A (A)                  38,500        1,732
     McGraw-Hill                       75,000        6,469
     Pulte Homes                       37,500        2,058
     Target                           200,000       10,004
     Toys "R" Us*                     125,000        2,251
                                                  --------
                                                    46,858
                                                  --------
CONSUMER STAPLES - 6.1%
     Altria Group                     195,900        9,493
     Archer-Daniels-Midland           120,000        2,325
     Cadbury Schweppes ADR             58,000        1,943
     Kimberly-Clark                    90,000        5,370
     Nestle ADR                        67,500        3,978
     Universal                         83,000        3,800
                                                  --------
                                                    26,909
                                                  --------
ENERGY - 9.5%
     BP ADR                           100,000        5,825
     ChevronTexaco                    120,000        6,367
     ConocoPhillips                    46,000        3,878
     Exxon Mobil                      300,000       14,766
     Halliburton                      130,400        4,830
     Suncor Energy                    133,300        4,546
     Williams                         120,000        1,501
                                                  --------
                                                    41,713
                                                  --------
FINANCIALS - 23.2%
     Allstate                         104,752        5,038
     AMB Property                     190,000        7,125
     Annaly Mortgage Management (A)   120,000        2,158
     Bank of America                  190,000        8,510
     Bank of New York                  68,000        2,207
     Citigroup                        335,800       14,899
     Fannie Mae (A)                    70,200        4,925
     Franklin Resources (A)            53,600        3,249
     Freddie Mac                       56,000        3,730
     Goldman Sachs Group               44,400        4,368
     JPMorgan Chase                   272,070       10,502
     Marsh & McLennan                 120,000        3,319
     Metlife                           97,000        3,720
     Morgan Stanley                   100,000        5,109
     Principal Financial Group (A)    104,000        3,927
     Prudential Financial              75,000        3,485
     Washington Mutual (A)            247,705        9,589
     Wells Fargo                       39,500        2,359
     XL Capital, Cl A                  56,100        4,067
                                                  --------
                                                   102,286
                                                  --------


----------------------------------------------------------------------
Description                          Shares     Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
----------------------------------------------------------------------
HEALTH CARE - 5.8%
     Abbott Laboratories              130,000     $  5,542
     Amgen*                            35,300        2,005
     Applera Corp - Applied
       Biosystems Group               130,500        2,490
     Baxter International             180,000        5,537
     HCA (A)                           67,100        2,465
     Merck                            125,000        3,914
     Pfizer                           116,840        3,382
                                                  --------
                                                    25,335
                                                  --------
INDUSTRIALS - 16.5%
     American Power Conversion (A)     65,000        1,253
     Avery Dennison (A)               157,600        9,588
     Boeing (A)                        47,500        2,370
     Burlington Northern Santa Fe      60,000        2,509
     Cendant (A)                      374,779        7,717
     General Electric                 408,700       13,945
     Manpower (A)                      60,000        2,715
     Masco (A)                        175,000        5,995
     Parker Hannifin                  128,000        9,041
     Pitney Bowes                      40,000        1,750
     Tyco International               183,300        5,710
     United Technologies               60,000        5,569
     Waste Management                 158,000        4,500
                                                  --------
                                                    72,662
                                                  --------
INFORMATION TECHNOLOGY - 8.8%
     Agilent Technologies*             90,000        2,255
     Applied Materials (A)*           140,000        2,254
     Cabot Microelectronics (A)*       35,896        1,293
     Comdisco Holding (A)             173,800           64
     CTS (A)                          290,000        3,831
     Diebold                           36,500        1,747
     Electronic Data Systems          112,000        2,382
     First Data                        94,200        3,889
     Hewlett-Packard                  100,900        1,883
     International Business Machines   70,000        6,283
     Microsoft                        232,000        6,494
     Nokia ADR (A)                    200,000        3,084
     Tektronix                        110,000        3,336
                                                  --------
                                                    38,795
                                                  --------
MATERIALS - 8.2%
     Alcoa                            173,100        5,626
     BHP Billiton ADR                 165,000        3,410
     Cabot                            179,800        6,127
     Ecolab (A)                       180,200        6,100
     Engelhard                        195,400        5,530
     Monsanto                          68,000        2,907
     Peabody Energy                    18,000        1,148
     Weyerhaeuser (A)                  82,200        5,149
                                                  --------
                                                    35,997
                                                  --------

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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

VALUE MOMENTUM FUND (CONTINUED)

------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
TELECOMMUNICATION - 2.3%
     AT&T                              58,160     $    995
     Verizon Communications           235,000        9,189
                                                  --------
                                                    10,184
                                                  --------
UTILITIES - 5.7%
     Equitable Resources (A)           64,500        3,567
     Oneok (A)                        222,500        5,967
     Questar                          299,800       14,390
     Sempra Energy (A)                 40,000        1,342
                                                  --------
                                                    25,266
                                                  --------
TOTAL COMMON STOCK
   (Cost $290,820)                                 426,005
                                                  --------
------------------------------------------------------------
COMMERCIAL PAPER - 3.4%
------------------------------------------------------------
     Four Winds Funding (B)
       1.920%, 11/01/04                10,000        9,998
     Kaiser Foundation Hospital (B)
       1.900%, 11/01/04                 5,000        4,999
                                                  --------
TOTAL COMMERCIAL PAPER
   (Cost $14,997)                                   14,997
                                                  --------

------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.1%
------------------------------------------------------------
     Lehman Brothers MTN (B) (C)
       1.965%, 05/16/05          $      2,500        2,500
     Morgan Stanley (B) (C)
       1.955%, 02/18/05                 2,500        2,500
                                                  --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $5,000)                                     5,000
                                                  --------
------------------------------------------------------------
MASTER NOTE - 1.1%
------------------------------------------------------------
     Bear Stearns (B)
       2.025%, 11/03/04                 5,000        5,000
                                                  --------
TOTAL MASTER NOTE
   (Cost $5,000)                                     5,000
                                                  --------
------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.4%
------------------------------------------------------------
     Templeton Dragon Fund            111,000        1,703
                                                  --------
TOTAL REGULATED INVESTMENT COMPANY
   (Cost $990)                                       1,703
                                                  --------



------------------------------------------------------------
Description                        Par (000)    Value (000)
------------------------------------------------------------
------------------------------------------------------------
REPURCHASE AGREEMENTS - 16.2%
------------------------------------------------------------
     Bank of America, 1.930%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $7,225,974
       (collateralized by various
       mortgage obligations, ranging in
       par value $16,291,110-
       $19,846,087, 0.000%-5.750%,
       06/25/34-08/25/38, total market
       value $7,586,052) (B)        $   7,225     $  7,225
     Deutsche Bank Securities, Inc.,
       1.770%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $11,500,891 (collateralized by a
       U.S. Government obligation, par
       value $11,591,000, 3.250%,
       01/15/09, total market value
       $11,729,877)                    11,499       11,499
     Dresdner Securities, 1.920%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $50,008,000
       (collateralized by various
       corporate obligations, ranging in
       par value $2,335,000-
       $52,550,000, 0.000%, 03/15/05-
       01/15/11, total market value
       $52,501,998) (B)                50,000       50,000
     Lehman Brothers, 1.945%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $2,000,324
       (collateralized by various
       mortgage obligations ranging in
       par value $2,276-$2,320,581,249,
       0.000%-10.000%, 02/25/05-
       02/25/34, total market value
       $2,096,427) (B)                  2,000        2,000
                                                  --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $70,724)                                   70,724
                                                  --------
TOTAL INVESTMENTS - 119.0%
   (Cost $387,531) +                               523,429
                                                  --------
PAYABLE UPON RETURN OF SECURITIES LOANED --
   (19.1)%                                         (84,222)
OTHER ASSETS AND LIABILITIES, NET -- 0.1%              700
                                                  --------
TOTAL OTHER ASSETS AND LIABILITIES -- (19.0)%      (83,522)
                                                  --------
TOTAL NET ASSETS - 100.0%                         $439,907
                                                  ========


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

VALUE MOMENTUM FUND (CONTINUED)

------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2004 WAS $84,222,420.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD
     FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER
     31, 2004.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
   INVESTMENTS WAS $387,549,700, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $147,298,627 AND $(11,419,323), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.



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


[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

LARGE CAP VALUE FUND

------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - 97.9%
------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.8%
     Aeropostale (A)*                  31,100     $    981
     American Eagle Outfitters (A)*    16,500          675
     Autoliv                           27,500        1,176
     Centex                            10,800          561
     Claire's Stores                   24,800          645
     D.R. Horton                       27,700          831
     Dana                              23,200          346
     Darden Restaurants                22,800          559
     Ford Motor (A)                    72,200          941
     Jones Apparel Group                8,000          282
     KB Home                           12,200        1,003
     Limited Brands (A)                57,800        1,432
     Liz Claiborne (A)                 16,300          666
     McDonald's                        23,300          679
     McGraw-Hill                       14,800        1,277
     MDC Holdings                      12,100          929
     MGM Mirage*                       10,000          538
     NVR*                               1,800        1,129
     Polaris Industries                19,500        1,157
     RadioShack                        12,600          377
     Ryland Group (A)                  10,800        1,030
     Standard-Pacific                   9,800          550
     Stanley Works                     11,000          490
     Timberland, Cl A*                 15,400          946
     Time Warner*                      28,500          474
     Yum! Brands (A)                   12,800          557
                                                  --------
                                                    20,231
                                                  --------
CONSUMER STAPLES - 5.8%
     7-Eleven*                          7,800          164
     Altria Group                      11,300          548
     BJ's Wholesale Club (A)*          19,300          560
     Clorox                            21,800        1,190
     Kimberly-Clark                     8,200          489
     Kroger*                           75,300        1,138
     Pepsi Bottling Group              25,700          721
     Reynolds American (A)             20,000        1,377
     Supervalu                         36,300        1,070
     Tyson Foods, Cl A                  7,700          112
     UST                               12,900          531
                                                  --------
                                                     7,900
                                                  --------

ENERGY - 11.1%
     Amerada Hess (A)                  15,000        1,211
     Burlington Resources              10,200          423
     ChevronTexaco                     66,800        3,544
     ConocoPhillips                    30,700        2,588
     Exxon Mobil                       53,500        2,633
     Petrokazakhstan, Cl A             29,200        1,078
     Sunoco                            20,200        1,502
     Tesoro Petroleum*                 34,700        1,051
     Valero Energy                     26,000        1,117
                                                  --------
                                                    15,147
                                                  --------


------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
FINANCIALS - 31.6%
     Allstate                          41,500     $  1,996
     AmeriCredit (A)*                  24,000          466
     Astoria Financial                  8,300          324
     Bank of America                   88,000        3,942
     Bank of Hawaii                    11,200          535
     Bear Stearns (A)                  13,800        1,308
     Brascan, Cl A (A)                 31,700        1,131
     Cincinnati Financial              15,100          630
     CIT Group                         35,800        1,446
     Citigroup                         98,967        4,391
     Comerica (A)                      23,200        1,427
     Doral Financial                   25,050        1,052
     First Bank of Puerto Rico          9,900          540
     Freddie Mac                        6,200          413
     Fremont General (A)               34,200          735
     Goldman Sachs Group               14,100        1,387
     Hibernia, Cl A                    43,500        1,262
     IndyMac Bancorp                   16,500          532
     IPC Holdings                      19,400          785
     JPMorgan Chase                    26,900        1,038
     KeyCorp                           46,900        1,575
     LNR Property (A)                  16,900        1,057
     Loews                             10,200          611
     Marsh & McLennan                  15,900          440
     MBNA                              35,200          902
     Mercury General                    5,900          303
     National City                     45,900        1,789
     PMI Group                         27,300        1,060
     Principal Financial Group         35,400        1,337
     Providian Financial (A)*          44,200          687
     R & G Financial, Cl B             16,000          602
     Radian Group                      23,900        1,146
     Stancorp Financial Group          14,700        1,108
     US Bancorp                        59,500        1,702
     Wachovia                          53,100        2,613
     Webster Financial                 20,700          989
                                                  --------
                                                    43,261
                                                  --------
HEALTH CARE - 3.7%
     Aetna                             13,900        1,321
     Bausch & Lomb                     10,700          652
     Cardinal Health                   27,000        1,262
     Dade Behring Holdings*             8,500          479
     Johnson & Johnson                  9,000          525
     Merck                             27,200          852
                                                  --------
                                                     5,091
                                                  --------
INDUSTRIALS - 9.7%
     Burlington Northern Santa Fe      14,100          590
     Cendant                           46,500          957
     Cummins                            8,000          561
     Deluxe (A)                        23,200          884
     Eaton                              9,500          608
     H&R Block                          9,900          471
     Harsco                            10,600          514


--------------------------------------------------------------------------------
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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

LARGE CAP VALUE FUND (CONTINUED)

------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
     Honeywell International           14,700     $    495
     Masco (A)                         22,400          767
     Northrop Grumman                  30,000        1,553
     Paccar                            20,200        1,400
     Parker Hannifin                   13,300          939
     Ryder System (A)                  23,300        1,167
     Teekay Shipping (A)               28,600        1,321
     Terex*                             7,800          296
     United Defense Industries*        17,300          694
                                                  --------
                                                    13,217
                                                  --------
INFORMATION TECHNOLOGY - 5.6%
     Activision*                       47,550          689
     Arrow Electronics*                21,700          520
     Avnet*                            36,100          612
     Cisco Systems*                    47,200          907
     Cree (A)*                          6,800          235
     Earthlink*                        29,500          305
     Harris                            14,600          898
     Hewlett-Packard                   20,800          388
     Ingram Micro, Cl A*               54,500          940
     International Business Machines    7,800          700
     Microsoft                         18,800          526
     Plantronics                        4,500          196
     Qualcomm                          12,900          539
     TIBCO Software*                   21,100          205
                                                  --------
                                                     7,660
                                                  --------
MATERIALS - 4.5%
     Agrium                            56,400          936
     Alcan (A)                         13,600          630
     Louisiana-Pacific (A)             34,000          833
     Mosaic*                           37,600          566
     Nucor                             26,600        1,123
     Potash Corporation of
       Saskatchewan (A)                19,400        1,296
     Southern Peru Copper (A)           6,900          298
     Steel Dynamics (A)                14,100          468
                                                  --------
                                                     6,150
                                                  --------
TELECOMMUNICATION - 5.4%
     BellSouth                         74,100        1,976
     SBC Communications                44,000        1,111
     Telephone & Data Systems          12,500          936
     Verizon Communications            87,200        3,410
                                                  --------
                                                    7,433
                                                  --------
UTILITIES - 5.7%
     Constellation Energy Group        32,500        1,320
     Edison International              53,100        1,620
     Pepco Holdings                    57,200        1,179
     Sempra Energy (A)                 13,900          466
     Texas Genco Holdings              18,200          850


------------------------------------------------------------
Description                     Shares/Par (000) Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
UTILITIES - (CONTINUED)
     TXU                               29,400     $  1,800
     Xcel Energy                       34,800          595
                                                  --------
                                                     7,830
                                                  --------
TOTAL COMMON STOCK
   (Cost $114,039)                                 133,920
                                                  --------

------------------------------------------------------------
CORPORATE OBLIGATION - 1.8%
------------------------------------------------------------
     Morgan Stanley (B) (C)
       1.955%, 02/18/05             $   2,500        2,500
                                                  --------
TOTAL CORPORATE OBLIGATION
   (Cost $2,500)                                     2,500
                                                  --------
------------------------------------------------------------
MASTER NOTE - 1.8%
------------------------------------------------------------
     Bear Stearns (B)
       2.025%, 11/03/04                 2,500        2,500
                                                  --------
TOTAL MASTER NOTE
   (Cost $2,500)                                     2,500
                                                  --------

------------------------------------------------------------
REPURCHASE AGREEMENTS - 14.2%
------------------------------------------------------------
     Bank of America, 1.930%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $5,503,440
       (collateralized by various
       mortgage obligations, ranging in
       par value $16,291,110-
       $19,846,087, 0.000%-5.750%,
       06/25/34-08/25/38, total market
       value $5,777,683) (B)            5,503        5,503
     Deutsche Bank Securities, Inc.,
       1.770%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $2,892,817 (collateralized by a
       U.S. Government obligation, par
       value $2,936,000, 3.125%,
       09/15/08, total market value
       $2,951,059)                      2,892        2,892
     Dresdner Securities, 1.920%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $10,001,600
       (collateralized by various
       corporate obligations, ranging in
       par value $2,335,000-
       $52,550,000, 0.000%, 03/15/05-
       01/15/11, total market value
       $10,500,400) (B)                10,000       10,000


--------------------------------------------------------------------------------
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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

LARGE CAP VALUE FUND (CONTINUED)

-------------------------------------------------------------------
Description                         Par (000)   Value (000)
-------------------------------------------------------------------
------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------
     Lehman Brothers, 1.945%, dated
       10/29/04, matures on 11/01/04,
       repurchase price $1,000,162
       (collateralized by various
       mortgage obligations ranging in
       par value $2,276-$2,320,581,249,
       0.000%-10.000%, 02/25/05-
       02/25/34, total market value
       $1,048,213) (B)               $  1,000     $  1,000
                                                  --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,395)                                   19,395
                                                  --------
TOTAL INVESTMENTS - 115.7%
   (Cost $138,434) +                               158,315
                                                  --------
PAYABLE UPON RETURN OF SECURITIES LOANED --
   (15.7)%                                         (21,503)
OTHER ASSETS AND LIABILITIES, NET -- 0.0%               77
                                                  --------
TOTAL OTHER ASSETS AND LIABILITIES -- (15.7)%      (21,426)
                                                  --------
TOTAL NET ASSETS - 100.0%                         $136,889
                                                  ========



-------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2004 WAS $21,502,555.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
     SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2004.
CL -- CLASS
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
   WAS $138,686,084, AND THE UNREALIZED APPRECIATION AND
   DEPRECIATION WERE $22,208,362 AND $(2,579,727), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

CORE EQUITY FUND

--------------------------------------------------------------
Description                          Shares     Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
COMMON STOCK - 89.7%
--------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.8%
     Comcast, Cl A*                    45,698     $  1,348
     Home Depot                        35,280        1,449
     IAC/InterActive*                  27,565          596
     Kohl's*                           33,220        1,686
     Lennar, Cl A                      11,190          503
     Nike, Cl B                        13,155        1,070
     Target                            30,275        1,515
     Viacom, Cl B                      31,760        1,159
                                                  --------
                                                     9,326
                                                  --------
CONSUMER STAPLES - 11.9%
     CVS                               47,565        2,067
     Kellogg                           27,975        1,203
     Kimberly-Clark                    27,985        1,670
     PepsiCo                           58,430        2,897
     Procter & Gamble                  46,010        2,355
     Wal-Mart Stores                   75,735        4,083
                                                  --------
                                                    14,275
                                                  --------
ENERGY - 11.4%
     BP ADR*                           20,495        1,194
     ChevronTexaco                     26,760        1,420
     ConocoPhillips                    16,840        1,420
     Exxon Mobil                       96,273        4,738
     Halliburton                       33,070        1,225
     Occidental Petroleum              23,170        1,294
     Schlumberger                       8,775          552
     Suncor Energy                     52,280        1,783
                                                  --------
                                                    13,626
                                                  --------
FINANCIALS - 16.6%
     Allstate                          34,885        1,678
     American Express                  28,395        1,507
     American International Group      16,250          987
     Bank of America                   52,740        2,362
     Citigroup                         60,083        2,666
     Goldman Sachs Group               24,880        2,448
     JPMorgan Chase                   111,305        4,296
     Merrill Lynch                     33,175        1,789
     SLM                               34,580        1,565
     Wells Fargo                        8,930          533
                                                  --------
                                                    19,831
                                                  --------
HEALTH CARE - 5.6%
     Boston Scientific*                27,975          988
     Medtronic                         23,480        1,200
     Pfizer                            38,224        1,107
     Shire Pharmaceuticals ADR (A)     75,915        2,156
     Zimmer Holdings*                  15,690        1,217
                                                  --------
                                                     6,668
                                                  --------



--------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------
INDUSTRIALS - 19.2%
     3M                                19,715     $  1,529
     Cendant                           76,095        1,567
     Danaher (A)                       32,950        1,817
     Emerson Electric                  21,120        1,353
     General Electric                 203,445        6,942
     Honeywell International           30,590        1,030
     Northrop Grumman                  53,300        2,758
     Tyco International               192,175        5,986
                                                  --------
                                                    22,982
                                                  --------
INFORMATION TECHNOLOGY - 12.9%
     Accenture*                        75,520        1,828
     Automatic Data Processing         47,030        2,041
     Dell*                             91,140        3,195
     International Business Machines   13,075        1,174
     Microsoft                        224,915        6,295
     Qualcomm                          20,265          847
                                                  --------
                                                    15,380
                                                  --------
MATERIALS - 1.6%
     Alcoa                             20,430          664
     BHP Billiton ADR (A)              36,755          759
     Dow Chemical                      11,810          531
                                                  --------
                                                     1,954
                                                  --------
UTILITIES - 2.7%
     Constellation Energy Group        35,880        1,457
     Exelon                            45,910        1,819
                                                  --------
                                                     3,276
                                                  --------
TOTAL COMMON STOCK
   (Cost $99,478)                                  107,318
                                                  --------
--------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 4.5%
--------------------------------------------------------------
     SPDR Trust*                       47,430        5,369
                                                  --------
TOTAL REGULATED INVESTMENT COMPANY
   (Cost $5,271)                                     5,369
                                                  --------
--------------------------------------------------------------
CORPORATE OBLIGATION - 2.1%
--------------------------------------------------------------
     Morgan Stanley (B) (C)
       1.955%, 02/18/05             $   2,500        2,500
                                                  --------
TOTAL CORPORATE OBLIGATION
   (Cost $2,500)                                     2,500
                                                  --------


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004


CORE EQUITY FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.1%
--------------------------------------------------------------
     Bank of America
       1.930%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $1,340,266 (collateralized by
       various mortgage obligations,
       ranging in par value $16,291,110-
       19,846,087, 0.000%-5.750%,
       06/25/34-08/25/38, total market
       value $1,407,053) (B)           $1,340     $  1,340
     Deutsche Bank Securities, Inc.
        1.770% dated 10/29/04, matures
        on 11/01/04, repurchase price
        $7,148,805 (collateralized by a
        U.S. Government Obligation, par
        value $6,656,000, 7.000%,
        07/15/06, total market value
        $7,290,936)                     7,148        7,148
                                                  --------
TOTAL REPURCHASE AGREEMENTS
     (Cost $8,488)                                   8,488
                                                  --------
TOTAL INVESTMENTS - 103.4%
     (Cost $115,737)+                              123,675
                                                  --------
PAYABLE UPON RETURN OF SECURITIES LOANED -- (3.2)%  (3,840)
OTHER ASSETS AND LIABILITIES, NET -- (0.2)%           (260)
                                                  --------
TOTAL OTHER ASSETS AND LIABILITIES -- (3.4)%        (4,100)
                                                  --------
TOTAL NET ASSETS - 100.0%                       $  119,575
                                                  ========

--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2004 IS $3,840,050.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
     SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER
     31, 2004.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT
+  AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
    INVESTMENTS WAS $115,737,107, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,569,465 AND $(2,631,263), RESPECTIVELY.



FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION
OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,
PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BALANCED FUND

--------------------------------------------------------------
Description                          Shares     Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
COMMON STOCK - 61.5%
--------------------------------------------------------------

CONSUMER DISCRETIONARY - 5.4%
     Comcast, Cl A*                    33,579     $    991
     Home Depot                        24,845        1,021
     IAC/InterActive*                  19,260          417
     Kohl's*                           23,195        1,177
     Lennar, Cl A                       7,810          351
     Nike, Cl B                         9,055          736
     Target                            20,810        1,041
     Viacom, Cl B                      22,370          816
                                                  --------
                                                     6,550
                                                  --------
CONSUMER STAPLES - 8.2%
     CVS                               33,170        1,441
     Kellogg                           19,525          840
     Kimberly-Clark                    19,520        1,165
     PepsiCo                           40,095        1,988
     Procter & Gamble                  32,040        1,640
     Wal-Mart Stores                   55,010        2,966
                                                  --------
                                                    10,040
                                                  --------
ENERGY - 7.8%
     BP ADR*                           14,310          833
     ChevronTexaco                     18,670          991
     ConocoPhillips                    11,740          990
     Exxon Mobil                       67,138        3,304
     Halliburton                       23,105          856
     Occidental Petroleum              16,210          905
     Schlumberger                       6,130          386
     Suncor Energy                     36,490        1,244
                                                  --------
                                                     9,509
                                                  --------
FINANCIALS - 11.3%
     Allstate                          24,355        1,171
     American Express                  20,410        1,083
     American International Group      11,612          705
     Bank of America                   36,810        1,649
     Citigroup                         40,436        1,794
     Goldman Sachs Group               17,295        1,702
     JPMorgan Chase                    77,563        2,994
     Merrill Lynch                     23,255        1,254
     SLM                               24,040        1,088
     Wells Fargo                        6,235          372
                                                  --------
                                                    13,812
                                                  --------
HEALTH CARE - 3.8%
     Boston Scientific*                19,535          690
     Medtronic                         16,405          838
     Pfizer                            25,639          742
     Shire Pharmaceuticals ADR (A)     52,900        1,502
     Zimmer Holdings*                  10,190          791
                                                  --------
                                                     4,563
                                                  --------


--------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------

INDUSTRIALS - 13.1%
     3M                                13,955     $  1,083
     Cendant                           53,140        1,094
     Danaher (A)                       23,005        1,268
     Emerson Electric                  14,735          944
     General Electric                 141,285        4,821
     Honeywell International           20,930          705
     Northrop Grumman                  37,280        1,929
     Tyco International               133,755        4,166
                                                  --------
                                                    16,010
                                                  --------
INFORMATION TECHNOLOGY - 8.9%
     Accenture*                        52,745        1,277
     Automatic Data Processing         32,805        1,424
     Dell*                             63,845        2,238
     International Business Machines   10,330          927
     Microsoft                        158,325        4,432
     Qualcomm                          13,520          565
                                                  --------
                                                    10,863
                                                  --------
MATERIALS - 1.1%
     Alcoa                             15,045          489
     BHP Billiton ADR                  25,640          530
     Dow Chemical                       8,245          371
                                                  --------
                                                     1,390
                                                  --------
UTILITIES - 1.9%
     Constellation Energy Group        24,855        1,010
     Exelon                            31,940        1,265
                                                  --------
                                                     2,275
                                                  --------
     TOTAL COMMON STOCK
       (Cost $68,992)                               75,012
                                                  --------
--------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------
     SPDR, Ser 1*                      33,140        3,751
                                                  --------
TOTAL REGULATED INVESTMENT COMPANY
   (Cost $3,683)                                     3,751
                                                  --------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - 14.1%
--------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.5%
     TCI Communications
       6.875%, 02/15/06             $     350          366
     Time Warner
       7.480%, 01/15/08                   500          551
     Time Warner Entertainment
       8.375%, 03/15/23                   350          429


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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------

CONSUMER DISCRETIONARY - (CONTINUED)
     Walt Disney Company, MTN
       5.620%, 12/01/08             $     430     $    437
                                                  --------
                                                     1,783
                                                  --------
CONSUMER STAPLES - 1.2%
     Safeway
       7.500%, 09/15/09                   700          802
     Wal-Mart Stores
       5.875%, 10/15/05                   600          619
                                                  --------
                                                     1,421
                                                  --------
ENERGY - 0.7%
     Marathon Oil
       6.125%, 03/15/12                   750          826
                                                  --------
FINANCIALS - 4.9%
     Associates
       6.950%, 11/01/18                   275          323
     Citigroup (A)
       6.500%, 01/18/11                   500          565
     GE Global Insurance
       7.750%, 06/15/30                   300          355
     HSBC Bank USA (A)
       3.875%, 09/15/09                   300          301
     Mellon Bank
       7.000%, 03/15/06                   400          424
     Morgan Stanley
       6.750%, 04/15/11                   550          624
     Morgan Stanley (B) (C)
       1.955%, 02/18/05                 2,500        2,500
     U.S. Bancorp
       6.875%, 09/15/07                   600          659
     Wells Fargo Bank
       6.450%, 02/01/11                   200          225
                                                  --------
                                                     5,976
                                                  --------

FOREIGN GOVERNMENTS - 1.2%
     Hydro Quebec, Ser HY
       8.400%, 01/15/22                   450          616
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                   150          204
     Province of Ontario
       5.500%, 10/01/08                   600          645
                                                  --------
                                                     1,465
                                                  --------
HEALTH CARE - 0.6%
     HCA
       7.875%, 02/01/11                   300          332
     Pharmacia
       5.875%, 12/01/08                   325          354
                                                  --------
                                                       686
                                                  --------


--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------

INDUSTRIALS - 2.2%
     General Electric
       5.000%, 02/01/13             $     300     $    311
     General Motors
       8.950%, 07/02/09                    45           49
     Lockheed Martin
       7.700%, 06/15/08                   600          681
     Raytheon
       6.550%, 03/15/10                   600          670
     Tyco International
       8.200%, 10/15/08                   325          374
     Waste Management
       7.000%, 10/15/06                   550          590
                                                  --------
                                                     2,675
                                                  --------
INFORMATION TECHNOLOGY - 0.3%
     International Business Machines
       8.375%, 11/01/19                   100          133
     International Business Machines
       (Unsecured)
       6.500%, 01/15/28                   250          281
                                                  --------
                                                       414
                                                  --------
REAL ESTATE INVESTMENT TRUST - 0.6%
     Boston Properties
       5.000%, 06/01/15                   350          344
     EOP Operating
       6.800%, 01/15/09                   375          414
                                                  --------
                                                       758
                                                  --------
TELECOMMUNICATION - 0.3%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                   175          217
     New England Telephone & Telegraph
       7.875%, 11/15/29                   150          182
                                                  --------
                                                       399
                                                  --------
UTILITIES - 0.6%
     Kinder Morgan
       7.250%, 03/01/28                   375          423
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                   350          352
                                                  --------
                                                       775
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $16,518)                               17,178
                                                  --------

--------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.1%
--------------------------------------------------------------
FHLMC
       6.500%, 11/01/09                   306          324
       6.000%, 12/15/08                   375          389


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)
--------------------------------------------------------------
FHLMC (continued)
       6.000%, 09/01/17             $     490     $    515
       6.000%, 02/01/28                   226          234
       3.500%, 04/15/17                   712          716
FNMA
       8.000%, 08/01/24                    17           18
       8.000%, 05/01/25                    54           59
       8.000%, 07/01/26                    23           25
       7.500%, 09/01/26                    22           23
       7.000%, 09/01/25                    38           41
       7.000%, 07/01/26                    81           87
       7.000%, 09/01/26                    33           35
       7.000%, 12/01/27                    87           93
       6.500%, 05/01/14                   226          239
       6.500%, 03/01/24                    23           25
       6.500%, 01/01/28                   108          114
       6.500%, 05/01/29                   100          105
       6.000%, 08/01/14                   530          557
       6.000%, 03/01/28                   262          273
       6.000%, 05/01/28                    77           80
       5.500%, 12/01/17                   405          420
       5.000%, 04/01/18                   616          630
       5.000%, 05/01/18                 1,468        1,500
       4.500%, 09/01/18                 1,355        1,362
       4.500%, 05/01/19                   950          954
       4.000%, 05/01/19                   963          947
GNMA
       7.500%, 05/15/24                    21           23
       7.500%, 09/15/25                    33           36
       7.500%, 09/15/26                    59           64
       7.500%, 01/15/27                    18           19
       7.000%, 02/15/26                    93          100
       7.000%, 08/15/26                    86           92
       7.000%, 10/15/27                   114          122
       7.000%, 03/15/29                   144          153
       6.500%, 09/15/08                   155          164
       6.500%, 06/15/23                    15           16
       6.500%, 02/15/24                     9            9
       6.500%, 04/15/26                    70           74
       6.500%, 05/15/28                    80           85
       6.500%, 01/15/29                   182          193
       6.000%, 11/15/08                   151          158
       6.000%, 12/15/28                   325          340
       6.000%, 02/15/29                   444          463
       6.000%, 04/15/29                   456          476
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       OBLIGATIONS
       (COST $12,087)                               12,352
                                                  --------
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.6%
--------------------------------------------------------------
     U.S. Treasury Bonds
       8.125%, 08/15/19 (A)             1,100        1,519
       7.250%, 05/15/16 (A)             1,000        1,269
       7.125%, 02/15/23                   300          387



--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------
     U.S. Treasury Inflation Index
       Note (A)
       3.000%, 07/15/12             $   1,057     $  1,183
                                                  --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,845)                                     4,358
                                                  --------
--------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.6%
--------------------------------------------------------------
     Bank One Issuance Trust, Ser 2002-
       A4, Cl A4
       2.940%, 06/16/08                 1,000        1,003
     Capital Auto Receivables Asset
       Trust, Ser 2002-3, Cl A3
       3.580%, 10/16/06                   700          705
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                   700          702
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                   350          421
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                   350          347
                                                  --------
   TOTAL ASSET-BACKED SECURITIES
       (Cost $3,191)                                 3,178
                                                  --------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%
--------------------------------------------------------------
   FNMA
       6.375%, 06/15/09                   600          671
       5.750%, 06/15/05 (A)             1,100        1,123
                                                  --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,812)                                 1,794
                                                  --------
--------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.2%
--------------------------------------------------------------
     Bank of America 1.930%, dated
       10/29/04, matures 11/01/04,
       repurchase price $2,093,506
       (collateralized by various
       mortgage obligations, ranging in
       par value $16,291,110-
       $19,846,087, 0.000%-5.750%,
       06/25/34-08/25/38, total market
       value $2,197,828) (B)            2,093        2,093


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------
     Deutsche Bank Securities,  Inc.
       1.770% dated 10/29/04, matures
       11/01/04, repurchase price
       $6,573,168 (collateralized by a
       U.S. government obligation, par
       value $6,676,000, 4.000%,
       02/15/14, total market value
       $6,704,054)                     $6,572     $  6,572
     Lehman Brothers 1.945%, dated
       10/29/04, matures 11/01/04,
       repurchase price $1,322,714
       (collateralized by various
       mortgage obligations, ranging in
       par value $2,276-$2,320,581,249,
       0.000%-10.000%, 02/25/05-
       02/25/34, total market value
       $1,386,262) (B)                  1,323        1,323
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,988)                                 9,988
                                                  --------
TOTAL INVESTMENTS - 104.7%
   (Cost $120,116)+                                127,611
                                                  --------
PAYABLE UPON RETURN OF SECURITIES LOANED -- (4.9)%  (5,916)
OTHER ASSETS AND LIABILITIES, NET -- 0.2%              211
                                                  --------
TOTAL OTHER ASSETS AND LIABILITIES -- (4.7)%        (5,705)
                                                  --------
TOTAL NET ASSETS - 100.0%                         $121,906
                                                  ========

--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON
     LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON
     LOAN AT OCTOBER 31, 2004 IS $5,915,670.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
     SECURITIES LENDING.

(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER
     31, 2004. ADR -- AMERICAN DEPOSITARY RECEIPT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

+  AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
     INVESTMENTS WAS $120,116,059, AND THE UNREALIZED
     APPRECIATION AND DEPRECIATION WERE $9,824,293 AND
     $(2,328,727), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION
OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,
PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

SMALL CAP GROWTH FUND

------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - 97.0%
------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.3%
     American Eagle Outfitters*         2,275     $     93
     Applebees International            3,910           89
     Champion Enterprises*             19,250          210
     Commercial Vehicle Group*         21,775          352
     Cumulus Media*                    15,125          246
     Dick's Sporting Goods*            11,475          413
     Electronics Boutique Holdings*     4,900          167
     Gaylord Entertainment*            15,000          503
     Insight Enterprises*              24,575          456
     La Quinta*                        42,800          345
     Petco Animal Supplies*             8,750          313
     Petsmart                           5,050          162
     Priceline.com*                    17,875          356
     Rare Hospitality International*    5,775          160
     WMS Industries*                   11,775          344
                                                  --------
                                                     4,209
                                                  --------
ENERGY - 4.5%
     Magnum Hunter Resources*          27,550          333
     National-Oilwell*                 12,575          424
     Pioneer Drilling*                 25,400          206
     Spinnaker Exploration*             9,205          294
     Superior Energy Services*         12,500          161
                                                  --------
                                                     1,418
                                                  --------
FINANCIALS - 14.8%
     ACE Cash Express*                 12,675          330
     Affiliated Managers Group*         8,525          476
     American Capital Strategies       14,300          443
     Boston Private Financial Holdings 11,425          280
     Bristol West Holdings*            15,975          275
     Calamos Asset Management*         11,100          216
     CapitalSource*                    24,900          558
     CB Richard Ellis Group*           19,350          501
     Conseco*                          23,425          393
     First Marblehead*                 11,250          603
     Piper Jaffray*                     7,900          345
     Signature Bank/New York NY*        9,275          273
                                                  --------
                                                     4,693
                                                  --------
HEALTH CARE - 23.3%
     American Healthways*              10,145          306
     Bradley Pharmaceuticals*           6,055          100
     Conceptus*                         7,500           64
     Covance*                          11,725          466
     Eon Labs*                         20,850          513
     Fisher Scientific International*   4,675          268
     Immucor*                          17,825          550
     Impax Laboratories*               21,550          318
     Intuitive Surgical*               14,900          435
     Isolagen*                          8,825           60
     Kindred Healthcare*               28,175          679
     Mariner Health Care*              12,575          366



------------------------------------------------------------
Description                          Shares     Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
HEALTH CARE - (CONTINUED)
     Martek Biosciences*                8,375     $    394
     Medicis Pharmaceutical             8,005          326
     MGI Pharma*                       14,095          376
     Molecular Devices*                16,000          320
     Pharmion*                          9,730          447
     Psychiatric Solutions*             4,275          109
     Renal Care Group*                    450           14
     Salix Pharmaceuticals*             3,437           55
     Serologicals*                     19,650          465
     Sybron Dental Specialties*         9,650          314
     WellCare Health Plans*            19,600          449
                                                  --------
                                                     7,394
                                                  --------

INDUSTRIALS - 11.7%
     Airtran Holdings*                 11,300          131
     BE Aerospace*                     29,375          252
     Charles River Associates*          7,755          312
     Corporate Executive Board          4,900          312
     DiamondCluster International*     39,725          484
     Education Management*              9,165          246
     Gevity HR                         18,275          325
     Landstar System*                   4,650          316
     MSC Industrial Direct             17,800          608
     Navigant Consulting*              19,725          490
     PeopleSupport*                    24,750          233
                                                  --------
                                                     3,709
                                                  --------
INFORMATION TECHNOLOGY - 28.6%
     Aeroflex*                         28,650          318
     Arris Group*                      44,075          205
     Ask Jeeves*                       13,155          339
     Benchmark Electronics*             2,350           80
     Brocade Communications
       Systems*                        26,175          178
     Credence Systems*                 10,450           79
     Cymer*                             4,650          133
     Cypress Semiconductor*             8,975           94
     Digitas*                          35,852          323
     Epicor Software*                  22,375          344
     F5 Networks*                       2,375           95
     Formfactor*                       16,000          375
     Global Payments                   17,340          949
     Hyperion Solutions*               11,905          478
     Infospace*                         4,300          226
     Interwoven*                       19,850          180
     Kanbay International*             20,100          480
     Kronos*                            3,650          179
     Lam Research*                     14,275          372
     Microsemi*                         9,475          147
     Novatel Wireless*                 15,125          314
     Omnivision Technologies*          11,075          176
     Quest Software*                   25,025          367
     RF Micro Devices*                 34,850          227
     RSA Security*                     13,050          267
     Sapient*                          39,750          320


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

SMALL CAP GROWTH FUND (CONTINUED)

------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
------------------------------------------------------------
------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
     Sigmatel*                          8,460     $    249
     Silicon Image*                    22,975          315
     Skyworks Solutions*               26,020          231
     Stellent*                         18,825          135
     Take-Two Interactive Software*       725           24
     TIBCO Software*                   30,250          294
     Varian Semiconductor Equipment
       Associates*                      7,300          253
     Volterra Semiconductor*            8,675          147
     Websense*                          4,850          197
                                                  --------
                                                     9,090
                                                  --------
MATERIALS - 0.8%
     GrafTech International*           26,375          244
                                                  --------
TOTAL COMMON STOCK
   (Cost $27,895)                                   30,757
                                                  --------

------------------------------------------------------------
REPURCHASE AGREEMENT - 1.6%
------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       1.770%, dated 10/29/04, matures
       11/01/04, repurchase price
       $506,854 (collateralized by a U.S.
       Government obligation, par value
       $515,000, 3.125%, 09/15/08, total
       market value $517,641)          $  507          507
                                                  --------
TOTAL REPURCHASE AGREEMENT
   (Cost $507)                                         507
                                                  --------
TOTAL INVESTMENTS - 98.6%
   (Cost $28,402)+                                  31,264

                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%              441
                                                  --------
TOTAL NET ASSETS - 100.0%                         $ 31,705
                                                  ========

------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
   INVESTMENTS WAS $28,419,575, AND THE UNREALIZED
   APPRECIATION AND DEPRECIATION WERE $3,910,790 AND
   $(1,066,116), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

SMALL CAP VALUE FUND

-----------------------------------------------------------------
Description                               Shares     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- 96.5%
-----------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.1%
    Action Performance (A)                  12,700  $        117
    American Axle & Manufacturing
       Holdings                             27,300           783
    American Greetings, Cl A*               61,500         1,627
    Aztar*                                  73,300         2,269
    BorgWarner                              41,000         1,902
    Brown Shoe                              44,800         1,223
    Burlington Coat Factory
       Warehouse                            56,300         1,243
    Culp*                                   65,400           392
    Electronics Boutique Holdings (A)*      56,500         1,929
    Handleman                               46,000           989
    Landry's Restaurants                    20,500           555
    Levitt, Cl A*                           15,250           364
    Lone Star Steakhouse & Saloon           45,300         1,092
    M/I Homes                               20,000           860
    MDC Holdings                            30,213         2,319
    Movado Group                            55,000           949
    Polaris Industries (A)                  13,600           807
    Rent-A-Center*                          47,750         1,145
    Rex Stores*                             48,000           742
    Ryland Group (A)                        23,200         2,213
    Sonic Automotive                        35,800           724
    Stage Stores*                           40,600         1,462
    Stride Rite                             70,400           729
    Zale*                                   70,400         2,008
                                                    ------------
                                                          28,443
                                                    ------------
CONSUMER STAPLES - 4.8%
    BJ's Wholesale Club (A)*                73,000         2,119
    Chiquita Brands
    International*                          11,300           204
    DIMON*                                  57,200           333
    Lance                                   58,500           988
    Longs Drug Stores (A)                   69,200         1,709
    Ruddick                                 65,900         1,327
    Standard Commercial                     47,600           758
    Universal*                              22,900         1,048
                                                    ------------
                                                           8,486
                                                    ------------
ENERGY -- 6.6%
    Holly (A)                               67,600         1,660
    Offshore Logistics*                     21,000           759
    Plains Exploration & Production*       100,252         2,506
    Stone Energy*                           35,100         1,445
    Tesoro Petroleum*                      117,200         3,549
    Veritas DGC (A)*                        80,300         1,694
                                                    ------------
                                                          11,613
                                                    ------------
FINANCIALS -- 26.6%
    Agree Realty                            10,100           290
    AmerUs Group (A)                        54,024         2,257
    Banner                                  19,700           589
    Bedford Property Investors              29,900           860


-----------------------------------------------------------------
Description                               Shares     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-----------------------------------------------------------------
FINANCIALS -- (CONTINUED)
    Boykin Lodging*                        147,000  $      1,235
    Ceres Group*                           211,100         1,140
    Commerce Group                          44,600         2,257
    Commercial Federal                      43,900         1,221
    Community Bank System                   27,800           768
    Crescent Real Estate Equity             76,900         1,231
    Dime Community Bancshares               45,225           726
    First Charter                           47,375         1,210
    First Community
       Bancorp/Rancho Santa Fe              46,300         1,943
    Flagstar Bancorp                        82,600         1,726
    Fremont General (A)                     85,300         1,834
    GATX                                    77,900         2,125
    Greater Bay Bancorp (A)                 69,600         2,175
    Highwoods Properties (A)                33,500           831
    Horace Mann Educators                   32,800           558
    HRPT Properties Trust                  217,900         2,438
    Hudson River Bancorp                     5,400           106
    Independence Community Bank             39,600         1,490
    Independent Bank/MI                     53,361         1,450
    IndyMac Bancorp                         53,300         1,719
    LandAmerica Financial Group             26,400         1,292
    Mission West Properties                 41,400           410
    NBT Bancorp                             55,200         1,277
    New Century Financial                   32,800         1,809
    Novastar Financial (A)                  48,500         2,099
    Oriental Financial Group                32,560           922
    Presidential Life                        9,400           150
    Provident Bankshares                    49,200         1,709
    Scottish Re Group                       73,200         1,647
    Stancorp Financial Group                22,900         1,726
    Webster Financial                       28,100         1,343
    Westcorp                                11,500           459
                                                    ------------
                                                          47,022
                                                    ------------
HEALTH CARE -- 3.3%
    Alpharma, Cl A                          86,400         1,465
    AMN Healthcare Services (A)*             5,200            61
    Pacificare Health Systems*              36,600         1,304
    Prime Medical Services*                 53,500           370
    Savient Pharmaceuticals*               233,298           460
    Sola International*                     32,400           621
    West Pharmaceutical Services            70,200         1,608
                                                    ------------
                                                           5,889
                                                    ------------
INDUSTRIALS -- 15.3%
    Albany International, Cl A              37,700         1,132
    Applied Industrial
    Technologies                            44,100         1,640
    Banta                                   31,000         1,261
    Brink's                                 36,000         1,156
    Consolidated Graphics*                   3,600           154
    Dollar Thrifty Automotive
    Group*                                  42,300         1,020
    EnPro Industries*                       11,600           255
    Gerber Scientific*                      48,400           378
    Griffon*                                68,300         1,520




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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

SMALL CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------
Description                               Shares     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-----------------------------------------------------------------
INDUSTRIALS -- (CONTINUED)

    Harsco                                  30,400  $      1,473
    Integrated Electrical
    Services (A)*                          111,200           423
    Jacuzzi Brands*                        198,300         1,715
    John H Harland                          47,500         1,531
    NACCO Industries, Cl A                  13,100         1,224
    Ryder System (A)                        45,100         2,259
    Sourcecorp*                             50,900           854
    Standex International                    9,900           259
    Timken (A)                              47,100         1,130
    Toro (A)                                35,000         2,389
    United Rentals (A)*                    111,900         1,729
    URS*                                    43,400         1,198
    USF                                     14,200           509
    Walter Industries (A)                   61,800         1,051
    York International (A)                  28,700           914
                                                    ------------
                                                          27,174
                                                    ------------
INFORMATION TECHNOLOGY -- 11.6%
    Arris Group*                           131,500           611
    Aspect Communications*                  79,100           752
    Aspen Technology (A)*                  157,800           948
    Black Box                               25,220           990
    Brightpoint*                            50,300           764
    BroadVision (A)*                        73,300           174
    Checkpoint Systems*                     47,600           814
    DocuCorp International*                108,200           947
    Earthlink*                             180,900         1,869
    IKON Office Solutions                  119,300         1,253
    Kulicke & Soffa Industries (A)*         89,500           639
    Methode Electronics                     59,500           799
    PerkinElmer                            103,100         2,118
    Photronics*                            118,500         2,080
    Register.com*                              300             2
    Silicon Storage Technology*            270,700         2,017
    Storage Technology (A)*                 55,400         1,497
    Sybase*                                 81,300         1,287
    Western Digital*                       114,200           951
                                                    ------------
                                                          20,512
                                                    ------------
MATERIALS -- 6.7%
    Albemarle                               39,200         1,405
    Ameron International                    17,400           589
    FMC*                                    57,200         2,508
    Greif, Cl A                             47,900         1,990
    HB Fuller                               42,600         1,146
    NS Group*                               32,600           620
    OM Group*                               27,000           891
    Quanex                                  29,300         1,485
    Schulman                                63,000         1,251
                                                    ------------
                                                          11,885
                                                    ------------
TELECOMMUNICATION -- 0.2%
    Talk America Holdings (A)*              62,200           354
                                                    ------------


-----------------------------------------------------------------
Description                          Shares/Par (000) Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-----------------------------------------------------------------

UTILITIES -- 5.3%

    Avista                                  61,900  $      1,101
    Duquesne Light Holdings (A)            103,200         1,771
    Nicor (A)                               42,900         1,610
    PNM Resources                           46,050         1,072
    UGI                                     42,200         1,630
    UIL Holdings                            17,900           907
    Unisource Energy                        52,600         1,293
                                                    ------------
                                                           9,384
                                                    ------------
TOTAL COMMON STOCK
  (Cost $131,574)                                        170,762
                                                    ------------
-----------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.2%
-----------------------------------------------------------------
  First Tennesse Bank, MTN (B) (C)
    1.830%, 06/07/04                    $    2,500         2,499
  Lehman Brothers, MTN (B) (C)
    1.965%, 05/16/05                         2,500         2,500
  Morgan Stanley (B) (C)
    1.955%, 02/18/05                         2,500         2,500
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $7,499)                                            7,499
                                                    ------------
-----------------------------------------------------------------
MASTER NOTE -- 2.8%
-----------------------------------------------------------------
  Bear Stearns (B)
    2.025%, 11/03/04                         5,000         5,000
                                                    ------------
TOTAL MASTER NOTE
  (Cost $5,000)                                            5,000
                                                    ------------

-----------------------------------------------------------------
REPURCHASE AGREEMENTS -- 17.4%
-----------------------------------------------------------------
  Bank of America
    1.930%, dated 10/29/04,
    matures on 11/01/04,
    repurchase price $5,837,846
    (collateralized by various
    mortgage obligations, ranging
    in par value
    $16,291,110-$19,846,087,
    0.000%-5.750%,
    06/25/34-08/25/38, total
    market value $6,128,753) (B)             5,837         5,837
  Deutsche Bank Securities, Inc.
    1.770%, dated 10/29/04,
    matures 11/01/04, repurchase
    price $6,871,130
    (collateralized by a U.S.
    Government obligation, par
    value $6,972,000, 3.125%,
    09/15/08, total market value
    $7,007,519)                              6,870         6,870



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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

SMALL CAP VALUE FUND (CONTINUED)
-----------------------------------------------------------------
Description                             Par (000)    Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
-----------------------------------------------------------------
  Dresdner Securities
    1.920%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $15,002,400 (collateralized by
    various corporate obligations,
    ranging in par value $2,335,000-
    $52,550,000, 0.000%, 03/15/05-
    01/15/11, total market value
    $15,750,599) (B)                    $   15,000  $     15,000
  Lehman Brothers
    1.945%, dated 10/29/04,
    matures on 11/01/04,
    repurchase price $3,000,486
    (collateralized by various
    mortgage obligations ranging
    in par value
    $2,276-$2,320,581,249,
    0.000%-10.000%,
    02/25/05-02/25/34, total
    market value $3,144,640) (B)             3,000         3,000
                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $30,707)                                          30,707
                                                    ------------

TOTAL INVESTMENTS -- 120.9%
  (Cost $174,780)+                                       213,968
                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED --
  (20.5)% (36,336)
OTHER ASSETS AND LIABILITIES, NET -- (0.4)%                 (646)
                                                    ------------
TOTAL OTHER ASSETS AND LIABILITIES -- (20.9)%            (36,982)
                                                    ------------

TOTAL NET ASSETS - 100.0%                           $    176,986
                                                    ============


-----------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS
     ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF
     SECURITIES ON LOAN AT OCTOBER 31, 2004 IS $35,352,786.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD
     FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER
     31, 2004.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
+  AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
    INVESTMENTS WAS $174,779,578, AND THE UNREALIZED
    APPRECIATION AND DEPRECIATION WERE $45,234,184 AND
    $(6,045,044), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR
ANNUAL FINANCIAL STATEMENTS.


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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
----------------------------------------------------------------
Atascadero, Unified School District,
   Measure B, Capital Projects, Ser
   A, COP, MBIA Insured Callable
   08/01/06 @ 102
   5.200%, 08/01/08                  $   1,000     $     1,076
Berryessa, Unified School District,
   GO, MBIA Insured
   5.375%, 03/01/12                        460             524
Brentwood, Unified School District,
   Ser B, GO, FGIC Insured Callable
   08/01/10 @ 101
   4.850%, 08/01/14                        410             443
Burlingame, Elementary School
   District, GO, FSA Insured
   5.250%, 07/15/16                        795             916
California State, Department of
   Transportation, Federal Highway
   Grant Anticipation Bonds, Ser A,
   RB, FGIC Insured
   5.000%, 02/01/14                      2,000           2,236
California State, Department of
   Water Resources, Central Valley
   Project, Water System, Ser J-2,
   RB
   6.000%, 12/01/06                      1,400           1,516
California State, Department of
   Water Resources, Central Valley
   Project, Water System, Ser Q,
   ETM, RB
   6.000%, 12/01/09                        215             251
California State, Department of
   Water Resources, Central Valley
   Project, Water System, Ser Q, RB
   6.000%, 12/01/07                      1,500           1,673
   6.000%, 12/01/09                        285             330
California State, Department of
   Water Resources, Central Valley
   Project, Water System, Ser W,
   RB, FSA Insured
   5.500%, 12/01/14                      1,315           1,537
California State, Department of
   Water Resources, Central Valley
   Project, Water System, Ser Z,
   RB, FGIC Insured
   5.000%, 12/01/12                      1,000           1,124
California State, Educational
   Facilities Authority, Loyola-
   Marymount University, Ser A, RB,
   MBIA Insured Callable 10/01/11
   @ 101
   4.500%, 10/01/12                      1,560           1,693
California State, Educational
   Facilities Authority, Stanford
   University, Ser P, RB
   5.250%, 12/01/13                        800             919
California State, Educational
   Facilities Authority, Stanford
   University, Ser R, RB
   5.000%, 11/01/11                        610             688


----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
California State, GO
   7.000%, 08/01/07                  $   1,000     $     1,123
   6.250%, 04/01/08                      1,000           1,122
   6.250%, 09/01/08                        695             788
California State, GO, AMBAC
   Insured
   6.500%, 09/01/06                      1,000           1,084
California State, GO, FGIC Insured
   4.500%, 09/01/10                      1,000           1,087
California State, Public Works Board
   Lease, Department of Corrections,
   State Prison Project, Ser E, RB,
   FSA Insured
   6.000%, 06/01/08                      1,165           1,312
California State, Public Works Board
   Lease, Various University of
   California Projects, Ser A, RB,
   AMBAC Insured Callable 12/01/07
   @ 102
   5.100%, 12/01/10                      1,000           1,103
Central Coast, Water Authority,
   Water Project Regional Facilities,
   Ser A, RB, AMBAC Insured
   Callable 10/01/06 @ 102
   5.000%, 10/01/07                      2,250           2,426
Coachella Valley, Water District
   Improvement Authority, Flood
   Control Project, COP, AMBAC
   Insured
   4.500%, 10/01/06                      1,045           1,094
Coast Community College,
   Coastline Community College
   Center Project, COP, MBIA
   Insured Callable 02/01/06 @ 102
   5.500%, 02/01/11                        640             681
   5.200%, 02/01/08                        500             530
Conejo Valley, Unified School
   District, GO
   5.000%, 08/01/09                      1,250           1,380
Contra Costa County, Merrithew
   Memorial Hospital Project, COP,
   MBIA Insured Callable 11/01/07
   @ 102
   5.500%, 11/01/12                      2,160           2,407
   5.200%, 11/01/09                      2,000           2,205
Contra Costa, Transportation
   Authority, Sales Tax, Ser A, ETM,
   RB Callable 12/13/04 @ 100
   6.875%, 03/01/07                        500             528
Contra Costa, Transportation
   Authority, Sales Tax, Ser A, RB,
   FGIC Insured
   6.000%, 03/01/09                      1,000           1,141
Contra Costa, Water District
   Authority, Ser K, RB, FSA Insured
   Callable 10/01/11 @ 100
   5.500%, 10/01/13                        350             400


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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
Cupertino, Unified School District,
   GO, FSA Insured Callable
   08/01/11 @ 100
   5.250%, 08/01/13                  $     595    $       669
East Bay, Municipal Utility District,
   Water System Project, RB, MBIA
   Insured Callable 06/01/11 @ 100
   5.250%, 06/01/13                        500            561
   5.250%, 06/01/14                      1,250          1,397
Eastern Municipal Water District,
   Ser A, COP, FGIC Insured
   Callable 07/01/11 @ 100
   5.375%, 07/01/16                      2,500          2,824
   5.375%, 07/01/17                      2,410          2,710
   5.250%, 07/01/12                        300            338
   5.250%, 07/01/13                      1,000          1,126
Escondido, Unified High School
   District, ETM, GO, MBIA Insured
   Callable 11/01/06 @ 102
   5.600%, 11/01/09                      1,000          1,098
Escondido, Unified School District,
   Ser A, GO, FGIC Insured Callable
   09/01/07 @ 102
   5.000%, 09/01/08                        500            547
Fallbrook, Unified High School
   District, GO, FGIC Insured
   5.375%, 09/01/12                        250            287
Fremont, Unified High School
   District, Ser B, GO
   5.000%, 09/01/10                        600             668
Fresno, Joint Powers Financing
   Authority, Fresno City Hall, RB,
   AMBAC Insured Callable 08/01/10
   @ 100
   4.600%, 08/01/11                        500             540
Glendale, Unified School District,
   Ser B, GO, FSA Insured Callable
   09/01/08 @ 101
   4.625%, 09/01/09                        670             727
Hollister, Redevelopment Agency,
   Community Development Project,
   TA, AMBAC Insured Callable
   10/01/07 @ 102
   5.000%, 10/01/08                        740             813
Joshua Basin-Hi Desert Financing
   Authority, Water District Project,
   RB, AMBAC Insured
   4.900%, 05/01/09                        465             514
   4.800%, 05/01/08                        445             486
Kings River, Conservation District,
   Pine Flat Power, Ser F, RB
   4.625%, 01/01/11                        500             543
Livermore-Amador Valley, Water
   Management Authority, Ser A,
   RB, AMBAC Insured Callable
   08/01/11 @ 100
   5.250%, 08/01/14                        750             838
   5.000%, 08/01/13                        400             440


----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
Los Angeles County, Metropolitan
   Transportation Authority, Sales
   Tax Project, A-1st Ser, Ser B, RB,
   FSA Insured
   5.250%, 07/01/11                  $   1,550     $     1,753
Los Angeles County, Metropolitan
   Transportation Authority, Sales
   Tax Project, C-2nd Ser, Ser A,
   RB, AMBAC Insured
   5.500%, 07/01/10                      1,050           1,196
Los Angeles County, Metropolitan
   Transportation Authority, Sales
   Tax Project, C-2nd Ser, Ser A,
   RB, FGIC Insured
   5.000%, 07/01/10                      2,000           2,225
Los Angeles County, Public Works
   Financing Authority, Regional
   Park & Open Space District, Ser
   A, RB Callable 10/01/07 @ 101
   5.500%, 10/01/08                      3,445           3,821
Los Angeles, Department of Water
   & Power, Ser A-A-1, RB, MBIA
   Insured
   5.250%, 07/01/10                      1,710           1,925
   5.250%, 07/01/11                      3,485           3,942
Los Angeles, Department of Water
   & Power, Ser A-A-1, RB, MBIA
   Insured Callable 07/01/11 @ 100
   5.250%, 07/01/13                      2,025           2,274
Los Angeles, Department of Water
   & Power, Ser B, RB, MBIA
   Insured
   5.000%, 07/01/13                        430             482
Los Angeles, Ser A, GO, FGIC
   Insured
   5.250%, 09/01/09                        600             673
   5.250%, 09/01/10                        350             395
Los Angeles, Ser A, GO, MBIA
   Insured
   5.250%, 09/01/11                        250             284
Los Angeles, Unified School District,
   GO, MBIA Insured
   5.500%, 07/01/12                        755             870
Los Angeles, Unified School District,
   Ser A, GO, FGIC Insured
   6.000%, 07/01/07                      1,300           1,434
   6.000%, 07/01/10                        850             987
   6.000%, 07/01/11                      1,385           1,624
Los Angeles, Unified School District,
   Ser D, GO, FGIC Insured
   Prerefunded @ 100 (A)
   5.500%, 07/01/10                      2,000           2,293
Los Angeles, Unified School District,
   Ser E, GO, MBIA Insured Callable
   07/01/12 @ 100
   5.500%, 07/01/15                      1,390           1,595
Los Angeles, Waste Water Systems,
   Ser B, RB, FGIC Insured
   5.250%, 06/01/07                      1,000           1,084


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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
Los Angeles, Waste Water Systems,
   Ser C, RB, MBIA Insured
   5.375%, 06/01/12                  $   1,145     $     1,308
Los Gatos-Saratoga, Joint Unified
   High School, Ser B, GO Callable
   12/01/10 @ 101
   4.750%, 12/01/13                        365             394
   4.600%, 12/01/12                        875             947
M-S-R Public Power Authority, San
   Juan Project, Ser I, RB, MBIA
   Insured Callable 07/01/11 @ 100
   5.000%, 07/01/14                      2,440           2,671
Menlo Park, Community
   Development Agency, Las Pulgas
   Community Development Project,
   TA, AMBAC Insured Callable
   06/01/10 @ 102
   4.650%, 06/01/11                        520             569
Merced County, Construction &
   Equipment Project, CSAC Lease,
   ETM, COP, FSA Insured Callable
   12/13/04 @ 100
   6.000%, 10/01/05                        640             651
Metropolitan, Water District of
   Southern California, Ser A, ETM,
   RB
   5.250%, 07/01/11                        380             435
Metropolitan, Water District of
   Southern California, Ser A, RB
   5.250%, 07/01/11                      1,045           1,182
Metropolitan, Water District of
   Southern California, Ser A, RB
   Callable 07/01/11 @ 101
   5.375%, 07/01/12                      2,185           2,494
Metropolitan, Water District of
   Southern California, Ser B, RB,
   MBIA Insured Callable 07/01/06
   @ 102
   5.250%, 07/01/07                      1,080           1,161
Metropolitan, Water District of
   Southern California, Ser C, RB
   Callable 01/01/07 @ 102
   6.000%, 07/01/07                      1,900           2,100
Metropolitan, Water District of
   Southern California, Waterworks
   Project, Ser B, GO
   4.000%, 03/01/11                      1,000           1,061
Mojave, Water Agency,
   Supplemental Water Entitlement,
   COP, MBIA Insured Callable
   09/01/07 @ 102
   5.100%, 09/01/08                        500             550
Mountain View, Los Altos High
   School District, Ser B, GO
   Prerefunded @ 102 (A)
   5.650%, 05/01/07                        585             649
   5.350%, 05/01/07                        755             833
   5.250%, 05/01/07                        500             550


----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
Mountain View, Shoreline Regional
   Park Community, Ser A, TA, MBIA
   Insured Callable 08/01/06 @ 102
   5.600%, 08/01/10                  $     500     $       545
   5.400%, 08/01/08                        700             758
Norwalk, La Mirada Unified School
   District, Ser A, GO, FGIC Insured
   Callable 08/01/13 @ 100
   5.000%, 08/01/16                      1,800           1,988
Oak Park, Unified School District,
   GO, MBIA Insured
   5.250%, 05/01/08                      1,250           1,379
Orange County, Local
   Transportation Authority, Measure
   M, First Senior, RB
   6.000%, 02/15/07                      2,040           2,221
Orange County, Local
   Transportation Authority, Measure
   M, Second Senior, RB,
   FGIC Insured
   6.000%, 02/15/07                      2,345           2,555
Orange County, Local
   Transportation Authority, Measure
   M, Second Senior, Ser A, RB,
   MBIA Insured
   5.500%, 02/15/08                      3,300           3,647
   5.500%, 02/15/10                      1,200           1,359
   5.500%, 02/15/11                        250             285
Orange County, Water District, Ser
   A, COP, MBIA Insured Callable
   08/15/07 @ 101
   4.875%, 08/15/10                      2,000           2,133
Port Oakland, Ser M, RB, FGIC
   Insured Callable 11/01/12 @ 100
   5.250%, 11/01/13                      1,000           1,130
Redwood City, Elementary School
   District, GO, FGIC Insured
   5.500%, 08/01/10                      1,140           1,300
   5.500%, 08/01/14                        900           1,048
Riverside County, Transportation
   Commission, Sales Tax Revenue,
   Ser A, RB, AMBAC Insured
   5.750%, 06/01/09                        740             844
Sacramento, Municipal Utility
   District, Electric, Ser C, ETM, RB,
   FGIC Insured Callable 12/13/04
   @ 100
   5.750%, 11/15/08                        570             572
Sacramento, Municipal Utility
   District, Ser O, RB, MBIA Insured
   5.250%, 08/15/10                        500             564
Sacramento, Municipal Utility
   District, Ser P, RB, FSA Insured
   Callable 08/15/11 @ 100
   5.250%, 08/15/13                      1,585           1,788
Sacramento, Municipal Utility
   District, Ser R, RB, MBIA Insured
   Callable 08/15/13 @ 100
   5.000%, 08/15/16                      1,000           1,105

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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
San Bernardino County,
   Transportation Authority, Ser A,
   ETM, RB, FGIC Insured Callable
   12/13/04 @ 100
   6.000%, 03/01/06                  $     685     $       698
San Bernardino County,
   Transportation Authority, Ser A,
   RB, FSA Insured
   5.250%, 03/01/07                      2,000           2,151
San Bernardino County,
   Transportation Authority, Ser A,
   RB, FSA Insured Callable
   03/01/08 @ 101
   5.000%, 03/01/09                      1,000           1,093
San Bernardino County,
   Transportation Authority, Ser A,
   RB, MBIA Insured
   6.250%, 03/01/10                      2,000           2,336
San Bernardino, Municipal Water
   Department, Sewer Authority,
   COP, FGIC Insured
   4.500%, 02/01/09                      1,025           1,107
San Bernardino, Municipal Water
   Department, Sewer Authority,
   COP, FGIC Insured Callable
   02/01/09 @ 101
   5.000%, 02/01/11                      1,130           1,240
San Diego County, Regional
   Transportation Commission,
   Second Senior, Ser A, RB,
   AMBAC Insured
   6.000%, 04/01/06                      3,000           3,175
San Diego County, Regional
   Transportation Commission,
   Second Senior, Ser A, RB,
   AMBAC Insured Callable 04/01/06
   @ 102
   5.000%, 04/01/08                      1,995           2,129
San Diego, Public Facilities
   Financing Authority, RB, FGIC
   Insured
   6.000%, 05/15/06                      2,800           2,977
   6.000%, 05/15/07                      2,000           2,199
San Diego, Public Facilities
   Financing Authority, RB, MBIA
   Insured Callable 08/01/12 @ 100
   5.000%, 08/01/14                      1,100           1,215
San Diego, Water Utility System,
   RB, FGIC Insured
   4.400%, 08/01/08                      1,100           1,186
San Diego-Metropolitan Transit
   Development Board Authority,
   Lease, RB Callable 12/13/04 @
   102
   5.500%, 09/01/07                        450             461


----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
San Francisco City & County,
   Airport Commission, International
   Airport, Second Senior, Issue 20,
   RB, MBIA Insured Callable
   05/01/08 @ 101
   4.250%, 05/01/09                  $   1,000     $     1,066
San Francisco City & County, Public
   Utilities Commission, Water
   Revenue, Ser A, RB, FSA Insured
   5.000%, 11/01/10                      1,000           1,119
   5.000%, 11/01/11                      1,500           1,682
San Francisco City & County, Public
   Utilities Commission, Water
   Revenue, Ser B, RB, MBIA
   Insured Callable 11/01/12 @ 100
   5.000%, 11/01/15                      1,250           1,375
San Francisco, Bay Area Rapid
   Transit District, RB, AMBAC
   Insured Callable 07/01/11 @ 100
   5.250%, 07/01/14                      1,150           1,287
San Joaquin County, Capital
   Facilities Project, COP, MBIA
   Insured
   4.800%, 11/15/07                      1,000           1,083
San Jose, Financing Authority,
   Convention Center Project, Ser F,
   RB, MBIA Insured
   4.250%, 09/01/11                      1,765           1,894
San Jose, Libraries & Parks Project,
   GO
   4.750%, 09/01/09                      1,000           1,099
San Jose, Redevelopment Agency,
   Merged Area Redevelopment
   Project, ETM, TA, MBIA Insured
   6.000%, 08/01/08                        690             786
   6.000%, 08/01/09                        500             580
   6.000%, 08/01/10                        330             388
San Jose, Redevelopment Agency,
   Merged Area Redevelopment
   Project, TA, AMBAC Insured
   Callable 08/01/08 @ 102
   5.000%, 08/01/09                      1,500           1,660
San Jose, Redevelopment Agency,
   Merged Area Redevelopment
   Project, TA, MBIA Insured
   6.000%, 08/01/07                      1,800           1,988
   6.000%, 08/01/08                      1,410           1,596
   6.000%, 08/01/09                      1,000           1,149
   6.000%, 08/01/10                        670             778
San Jose, Unified School District,
   Ser B, GO, MBIA Insured Callable
   08/01/08 @ 102
   4.000%, 08/01/09                        800             852
San Juan, Unified School District,
   GO, FSA Insured
   5.250%, 08/01/08                        500             554
   5.250%, 08/01/10                      1,150           1,296

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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
----------------------------------------------------------------
Description                          Par (000)      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
San Luis, Obispo County Financing
   Authority, Lopez Dam
   Improvement, Ser A, RB, MBIA
   Insured Callable 08/01/10 @ 100
   4.600%, 08/01/11                  $     470     $       508
San Mateo County, Transit District,
   Ser A, RB, MBIA Insured
   5.250%, 06/01/16                      2,000           2,291
San Mateo, Unified High School
   District, Ser A, GO, FGIC Insured
   Prerefunded @ 100 (A)
   5.375%, 09/01/11                      2,195           2,535
Santa Ana, Community
   Redevelopment Agency,
   Mainplace Project, Ser E, ETM,
   RB
   6.400%, 12/15/10                        530             602
Santa Clara County, Financing
   Authority, Ser A, RB, AMBAC
   Insured
   4.600%, 11/15/06                      1,350           1,424
Santa Maria, Unified High School
   District, Ser A, GO, FSA Insured
   5.500%, 08/01/15                        510             596
Solano County, Community College,
   Ser A, GO, MBIA Insured Callable
   08/01/13 @ 100
   5.000%, 08/01/15                      1,865           2,066
South Orange County, Public
   Financing Authority, Foothill Area,
   Ser C, RB, FGIC Insured
   7.500%, 08/15/07                      1,000           1,146
South Placer, Waste Water
   Authority, Ser A, RB, FGIC
   Insured
   4.500%, 11/01/10                      1,000           1,091
Southern California, Public Power
   Authority, Ser A, RB, FSA Insured
   5.375%, 01/01/09                      1,610           1,792
Turlock, Irrigation District, Ser A,
   RB, MBIA Insured
   6.000%, 01/01/07                      1,000           1,084
   6.000%, 01/01/08                      1,425           1,587
   6.000%, 01/01/11                        500             580
Upland, Community Redevelopment
   Agency, Merged Project, Ser A,
   TA, AMBAC Insured Callable
   09/01/08 @ 102
   4.200%, 09/01/09                        860             924
West Basin, Municipal Water
   District, 1992 Project, Ser A, COP,
   AMBAC Insured Callable 08/01/07 @
   101
   5.000%, 08/01/08                        425             462
West Hollywood, COP, MBIA
   Insured Callable 02/01/08 @ 102
   4.550%, 02/01/09                        665             720


----------------------------------------------------------------
Description                   Par (000)/Shares      Value (000)
----------------------------------------------------------------
----------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------
Wiseburn, School District, Ser A,
   GO, FGIC Insured Callable
   08/01/10 @ 100
   4.900%, 08/01/15                  $     500     $       534
   4.500%, 08/01/11                        330             356
                                                   -----------
TOTAL MUNICIPAL BONDS
(Cost $177,328)                                        188,593
                                                   -----------

----------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.7%
----------------------------------------------------------------
BlackRock Provident California Tax
   Free Money Market                 1,354,351           1,354
                                                   -----------

TOTAL REGULATED INVESTMENT COMPANY
   (Cost $1,354)                                         1,354
                                                   -----------

TOTAL INVESTMENTS - 98.4%
   (Cost $178,682) +                                   189,947
                                                   -----------

OTHER ASSETS AND LIABILITIES - 1.6%                      3,010
                                                   -----------

TOTAL NET ASSETS - 100.0%                          $   192,957
                                                   ===========


----------------------------------------------------------------
(A) PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE
      PREREFUNDED DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $178,681,769, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,398,163 AND $(133,067), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
5                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

NATIONAL INTERMEDIATE TAX FREE BOND FUND

-----------------------------------------------------------------
Description                              Par (000)   Value (000)
-----------------------------------------------------------------

-----------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
-----------------------------------------------------------------
ARIZONA -- 6.8%
  Arizona State, Transportation
    Board & Highway Revenue, Ser
    A, RB Callable 07/01/12 @ 102
    5.250%, 07/01/17                    $    1,000    $    1,120
  Mesa, Street & Highway
    Authority, RB, FSA Insured
    6.500%, 07/01/10                           750           871
  Phoenix, GO, Prerefunded
     @ 101 (A)
    5.000%, 07/01/09                         2,370         2,646
  Phoenix, Ser A, GO
    6.250%, 07/01/17                         1,000         1,258
  Tempe, Unified High School
    District, Ser B, GO, FGIC
    Insured
    5.125%, 07/01/07                         1,000         1,080
                                                      ----------
                                                           6,975
                                                      ----------
CALIFORNIA -- 12.0%
  California State, Department of
    Transportation, Federal
    Highway Grant Anticipation
    Bond Note, Ser A, RB, FGIC
    Insured
    5.000%, 02/01/14                         1,000         1,118
  California State, Department of
    Water Resources, Central
    Valley Project, Water System,
    Ser Z, RB, FGIC Insured
    5.000%, 12/01/12                           500           562
  California State, Department of
    Water Resources, Ser X, RB,
    FGIC Insured
    5.500%, 12/01/15                           600           703
  California State, Educational
    Facilities Authority,
    Loyola-Marymount University,
    RB, MBIA Insured Callable
    10/01/11 @ 101
    4.500%, 10/01/12                         1,000         1,086
  California State, GO, AMBAC
    Insured
    5.500%, 10/01/09                         2,000         2,266
  California State, GO, FGIC
    Insured
    5.750%, 02/01/11                         1,100         1,268
  Contra Costa, Water District,
    Ser E, RB, AMBAC Insured
    6.250%, 10/01/12                         1,000         1,150
  East Bay, Municipal Utility
    District, Water System
    Project, RB, MBIA Insured
    Callable 06/01/11 @ 100
    5.250%, 06/01/13                           800           897
  Eastern Municipal Water
    District, Ser A, COP, FGIC
    Insured Callable 07/01/11 @
    100
    5.375%, 07/01/16                           620           700
  Elsinore Valley, Municipal
    Water District, COP, FGIC
    Insured
    5.375%, 07/01/18                           500           579


-----------------------------------------------------------------

Description                              Par (000)   Value (000)
-----------------------------------------------------------------

-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
CALIFORNIA -- (CONTINUED)
  Los Angeles, Ser A, GO, MBIA
    Insured
    5.250%, 09/01/12                    $      375    $      427
  San Jose, Redevelopment Agency,
    ETM, TA, MBIA Insured
    6.000%, 08/01/15                           330           405
  San Jose, Redevelopment Agency,
    TA, MBIA Insured
    6.000%, 08/01/15                           670           809
  Southern California Public
    Power Authority,
    Hydroelectric Power, Ser A,
    RB, FSA Insured Callable
    10/01/11 @ 100
    5.250%, 10/01/12                           245           276
                                                      ----------
                                                          12,246
                                                      ----------
COLORADO -- 1.4%
  Denver City & County, Ser A, GO
    5.250%, 08/01/06                         1,000         1,056
  Regional Transportation
    District, Sales Tax, Ser B,
    RB, AMBAC Insured
    5.250%, 11/01/12                           350           399
                                                      ----------
                                                           1,455
                                                      ----------
DELAWARE -- 1.4%
  Delaware River & Bay Authority,
    RB, FGIC Insured Callable
    01/01/06 @ 102
    5.000%, 01/01/07                         1,340         1,414
                                                      ----------
FLORIDA -- 2.0%
  Florida State, Board of
    Education, Public Education
    Capital Outlay, Ser A, GO
    5.000%, 06/01/08                         1,300         1,417
  Jacksonville, Local Government,
    Sales Tax Revenue, RB, FGIC
    Insured
    5.500%, 10/01/13                           500           581
                                                      ----------
                                                           1,998
                                                      ----------
GEORGIA -- 3.9%
  Atlanta, Water & Wastewater
    Revenue, Ser A, RB, FGIC
    Insured
    5.500%, 11/01/13                         1,000         1,159
  Georgia State, Ser E, GO
    5.250%, 02/01/09                         2,525         2,802
                                                      ----------
                                                           3,961
                                                      ----------


--------------------------------------------------------------------------------
1                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

NATIONAL INTERMEDIATE TAX FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------
Description                              Par (000)   Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
HAWAII -- 5.8%
  Hawaii County, Ser A, GO, FGIC
    Insured Callable 07/15/11 @
    100
    5.500%, 07/15/13                    $      635    $      722
  Hawaii State, Ser CS, GO, MBIA
    Insured
    5.000%, 04/01/08                         1,000         1,089
  Honolulu City & County, Ser A,
     GO, FSA Insured,
     Prerefunded @ 100 (A)
     5.375%, 09/01/11                        1,000         1,148
  Honolulu City & County, Ser C,
    GO, FGIC Insured
    5.500%, 11/01/05                         1,000         1,036
  Kauai County, Ser A, GO, MBIA
    Insured Callable 08/01/11 @
    100
    5.625%, 08/01/13                           500           574
  Maui County, Ser A, GO, FGIC
    Insured
    5.250%, 03/01/07                         1,285         1,383
                                                      ----------
                                                           5,952
                                                      ----------
ILLINOIS -- 10.3%
  Chicago, Equipment Notes, GO,
    FGIC Insured
    5.000%, 01/01/06                         1,200         1,241
  Chicago, O'Hare International
    Airport, 2nd Lien, Ser C, RB,
    MBIA Insured
    5.000%, 01/01/08                         1,000         1,077
    5.000%, 01/01/10                         1,000         1,095
  Cook County, Ser A, GO, FGIC
    Insured Callable 11/15/08 @
    101
    4.500%, 11/15/09                         1,000         1,077
  Du Page & Will Counties,
    Community School District,
    Ser B, GO, FGIC Insured
    5.000%, 12/30/07                         2,700         2,944
  Metropolitan Pier & Exposition
    Authority, McCormick Place
    Expansion Project, Ser A, RB,
    AMBAC Insured
    6.000%, 12/15/05                         3,000         3,134
                                                      ----------
                                                          10,568
                                                      ----------
MASSACHUSETTS -- 2.1%
  Massachusetts State,
    Consolidated Loan, Ser A, GO,
    AMBAC Insured Prerefunded @
    101 (A)
    5.000%, 03/01/07                         1,000         1,078
  Massachusetts State,
    Consolidated Loan, Ser C, GO
    5.250%, 08/01/08                         1,000         1,100
                                                      ----------
                                                           2,178
                                                      ----------


-----------------------------------------------------------------
Description                              Par (000)   Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
MICHIGAN -- 2.1%
  Huron Valley, School District,
    GO, FGIC Insured
    4.350%, 05/01/08                    $    1,000    $    1,067
  Michigan State, GO Callable
    12/01/05 @ 102
    5.125%, 12/01/06                         1,000         1,051
                                                      ----------
                                                           2,118
                                                      ----------
MINNESOTA -- 2.0%
  Minneapolis, Ser A, GO
    5.000%, 12/01/05                         1,000         1,033
  Minneapolis, Ser B, GO Callable
    09/01/05 @ 100
    5.050%, 09/01/06                         1,000         1,025
                                                      ----------
                                                           2,058
                                                      ----------
MISSOURI -- 0.8%
  Kansas City, Streetlight
    Project, Ser B, GO Callable
    02/01/07 @ 101
    6.000%, 02/01/08                           750           818
                                                      ----------
NEBRASKA -- 1.0%
  Omaha Public Power District,
    Electric Revenue, Ser D, RB
    5.000%, 02/01/07                         1,000         1,066
                                                      ----------
NEVADA -- 1.4%
  Clark County, School District,
    Ser A, GO, FSA Insured
    Callable 12/15/12 @ 103
    5.500%, 06/15/16                           500           582
  Las Vegas, Water District
    Revenue, Ser B, GO, MBIA
    Insured Callable 12/01/12 @
    100
    5.250%, 06/01/14                           300           338
  Nevada State, Capital
    Improvements, Ser A, GO, MBIA
    Insured Callable 05/01/12 @
    100
    5.000%, 11/01/16                           500           543
                                                      ----------
                                                           1,463
                                                      ----------
NEW JERSEY -- 1.1%
  New Jersey State, GO
    5.250%, 03/01/08                         1,000         1,092
                                                      ----------
NEW YORK -- 1.1%
  New York State Thruway
    Authority, Highway & Board,
    Ser B, RB, FGIC Insured
    5.000%, 04/01/08                         1,000         1,088
                                                      ----------


--------------------------------------------------------------------------------
2                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

NATIONAL INTERMEDIATE TAX FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------
Description                              Par (000)   Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
OREGON -- 8.6%
  Chemeketa, Community College
    District, ETM, GO, FGIC
    Insured
    5.500%, 06/01/12                    $    1,060    $    1,231
  Jackson County, Juvenile
    Services Center, GO, FSA
    Insured
    5.000%, 06/01/10                         1,000         1,110
  McMinnville, School District
    No. 40, GO, FSA Insured
    5.000%, 06/15/11                         1,620         1,813
  Portland, Sewer Systems, Ser A,
    RB, FGIC Insured Callable
    06/01/07 @ 100
    5.000%, 06/01/08                         3,300         3,552
  Washington, Multnomah & Yamill
    Counties, School District
    Authority, GO, MBIA Insured
    5.000%, 06/01/11                         1,000         1,119
                                                      ----------
                                                           8,825
                                                      ----------
PENNSYLVANIA -- 2.5%
  Pennsylvania State, First Ser,
    GO, MBIA Insured
    5.000%, 06/01/09                         1,100         1,213
  Pennsylvania State, Second Ser,
    GO
    5.250%, 10/01/09                         1,155         1,288
                                                      ----------
                                                           2,501
                                                      ----------
TENNESSEE -- 1.1%
  Johnson City, Water & Sewer
    System, GO, FGIC Insured
    5.250%, 06/01/08                         1,000         1,099
                                                      ----------
TEXAS -- 5.3%
  Houston, Water & Sewer System
    Revenue, Ser A, RB, FSA
    Insured Prerefunded @ 100 (A)
    5.250%, 12/01/11                           680           775
  Texas State, University
    Systems, Revenue Financing
    System,
     RB, FSA Insured
     Callable 03/15/10 @ 100
    4.800%, 03/15/11                         1,170         1,264
  University of Texas, Revenue
    Financing System, Ser B, RB
    5.250%, 08/15/06                         2,000         2,114
  University of Texas, Revenue
    Financing System, Ser B, RB
    Prerefunded @ 102 (A)
    4.800%, 08/15/06                         1,200         1,283
                                                      ----------
                                                           5,436
                                                      ----------


-----------------------------------------------------------------

Description                          Par (000)     Value (000)
-----------------------------------------------------------------

-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------

VIRGINIA -- 1.0%
  Virginia State, Northern
    Virginia Transportation
    Board, Ser A, RB Callable
    05/15/06 @ 101
    5.000%, 05/15/08                    $    1,000    $    1,057
                                                      ----------
WASHINGTON -- 20.7%
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured Callable
    12/01/07 @ 100
    5.250%, 12/01/07                         1,110         1,204
    5.250%, 12/01/07                         1,125         1,217
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured, Prerefunded
    @ 100 (A)
    5.250%, 12/01/07                         1,610         1,758
  King County, Lease Revenue
    Authority, King Street Center
    Project, RB, MBIA Insured
    Callable 06/01/07 @ 101
    5.000%, 06/01/08                         1,000         1,077
    5.000%, 06/01/09                         1,000         1,081
  King County, School District
    No. 408, GO, AMBAC Insured
    6.000%, 12/01/08                         1,000         1,132
  King County, School District
    No. 410, GO, FGIC Insured
    5.500%, 12/01/10                         1,285         1,398
  King County, School District
    No. 415, GO, MBIA Insured
    4.650%, 12/01/06                         1,000         1,053
  Kitsap County, School District
    No. 303, Ser B, GO, FGIC
    Insured
    5.250%, 12/01/06                         1,300         1,384
  Port of Seattle, Ser A, RB,
    FGIC Insured
    6.000%, 10/01/06                         1,000         1,074
  Seattle, Limited Tax, Ser B, GO
    5.500%, 03/01/11                         2,000         2,269
  Seattle, Municipal Light &
    Power Revenue Authority, Ser
    B, RB, MBIA Insured Callable
    06/01/08 @ 101
    4.750%, 06/01/09                         1,000         1,081
  Skagit County, School District
    No. 103, GO, FGIC Insured
    6.250%, 12/01/06                         1,000         1,085
    6.250%, 12/01/07                         1,000         1,117
  Snohomish County, School
    District No. 6, GO, FGIC
    Insured
    5.550%, 12/01/07                         1,000         1,098
  Washington State, Ser A, GO
    Callable 07/01/06 @ 100
    5.750%, 07/01/15                         2,000         2,111
                                                      ----------
                                                          21,139
                                                      ----------


--------------------------------------------------------------------------------
3                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

NATIONAL INTERMEDIATE TAX FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------
Description                              Par (000)   Value (000)
-----------------------------------------------------------------

-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------

WISCONSIN -- 3.4%
  Milwaukee, Metropolitan Sewage
    District, Ser A, GO
    5.500%, 10/01/08                    $    2,000    $    2,221
  Wisconsin State, Ser 2, GO
    5.125%, 11/01/08                         1,125         1,237
                                                      ----------
                                                           3,458
                                                      ----------
  TOTAL MUNICIPAL BONDS
    (Cost $93,735)                                        99,965
                                                      ----------

-----------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 0.8%
-----------------------------------------------------------------
   BlackRock Provident
    California Tax Free Money Market       828,038           828
                                                      ----------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $828)                                              828
                                                      ----------

TOTAL INVESTMENTS -- 98.6%
  (Cost $94,563)+                                        100,793
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%                  1,483
                                                      ----------

TOTAL NET ASSETS -- 100.0%                            $  102,276
                                                      ==========

--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $94,562,546, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,239,967 AND $(9,531), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
4                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BOND FUND

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - 43.3%
--------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.9%
     Continental Cablevision
       9.500%, 08/01/13             $   4,500     $  4,927
     Hertz
       7.000%, 01/15/28                 1,000          941
       6.625%, 05/15/08                 8,200        8,631
     News America Holdings
       7.750%, 02/01/24                 1,000        1,189
     Staples
       7.125%, 08/15/07                 4,000        4,375
     TCI Communications
       6.875%, 02/15/06                 5,000        5,231
     Time Warner
       7.480%, 01/15/08                 7,100        7,828
     Time Warner Entertainment
       8.375%, 03/15/23                 5,000        6,122
     Walt Disney, MTN
       5.620%, 12/01/08                 6,500        6,606
                                                  --------
                                                    45,850
                                                  --------
CONSUMER STAPLES - 0.5%
     Safeway
       7.500%, 09/15/09                 2,468        2,829
                                                  --------
ENERGY - 2.5%
     ConocoPhillips
       7.125%, 03/15/28                 3,000        3,255
     El Paso CGP
       9.625%, 05/15/12                 2,000        2,175
     Pemex Project
       9.125%, 10/13/10                 5,000        6,013
     Union Oil of California
       9.125%, 02/15/06                 1,000        1,077
                                                  --------
                                                    12,520
                                                  --------
FINANCIALS - 11.4%
     Associates Corporation
       6.950%, 11/01/18                 4,000        4,705
     Bank One
       6.000%, 08/01/08                   500          542
     Citicorp
       6.750%, 08/15/05                 4,075        4,207
     First Tennessee Bank, MTN (B) (C)
       1.830%, 06/07/05                 2,500        2,499
     FleetBoston Financial
       7.125%, 04/15/06                   500          531
     GE Global Insurance
       7.750%, 06/15/30                 5,000        5,923
     HSBC Americas (A)
       3.875%, 09/15/09                 4,200        4,210
     John Hancock Financial Services
       5.625%, 12/01/08                 5,000        5,348
     Lehman Brothers, MTN (B) (C)
       1.965%, 05/16/05                 2,500        2,500
     Mellon Bank
       7.000%, 03/15/06                 4,945        5,236


--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------
FINANCIALS - (CONTINUED)
     Morgan Stanley
       6.750%, 04/15/11             $   5,500     $  6,243
     Morgan Stanley (B) (C)
       1.955%, 02/18/05                 5,000        5,000
     Popular
       6.750%, 12/15/05                 2,000        2,078
     U.S. Bancorp
       6.875%, 09/15/07                 7,500        8,231
     Wells Fargo Capital I
       7.960%, 12/15/26                 1,000        1,120
                                                  --------
                                                    58,373
                                                  --------
FOREIGN GOVERNMENTS - 0.6%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                 1,125        1,528
     Province of Saskatchewan
       9.375%, 12/15/20                 1,000        1,475
                                                  --------
                                                     3,003
                                                  --------
HEALTH CARE - 1.1%
     HCA
       7.875%, 02/01/11                 5,000        5,537
                                                  --------
INDUSTRIALS - 8.1%
     AMR
       10.000%, 04/15/21                1,500          825
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                 2,834        2,094
     General Electric
       5.000%, 02/01/13                 5,000        5,183
     General Motors, Ser 91-A2
       8.950%, 07/02/09                 1,846        1,995
     Lockheed Martin
       7.700%, 06/15/08                 3,000        3,409
     McDonnell Douglas
       6.875%, 11/01/06                 4,000        4,290
     Raytheon
       6.150%, 11/01/08                 4,500        4,905
     Tyco International (D)
       8.200%, 10/15/08                 9,000       10,350
     Waste Management
       7.000%, 10/15/06                 7,800        8,370
                                                  --------
                                                    41,421
                                                  --------
INFORMATION TECHNOLOGY - 1.1%
     International Business Machines
       6.500%, 01/15/28                 5,000        5,625
                                                  --------
MATERIALS - 0.3%
     Potash
       7.125%, 06/15/07                 1,500        1,641
                                                  --------


--------------------------------------------------------------------------------
1                                                          WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 2.2%
     Boston Properties (E)
       5.000%, 06/01/15             $   5,500     $  5,399
     EOP Operating
       6.800%, 01/15/09                 5,500        6,071
                                                  --------
                                                    11,470
                                                  --------
TELECOMMUNICATION - 2.1%
     New England Telephone & Telegraph
       7.875%, 11/15/29                 5,625        6,819
     Verizon of Maryland
       8.000%, 10/15/29                 2,980        3,703
                                                  --------
                                                    10,522
                                                  --------
UTILITIES - 4.5%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                 2,840        3,085
     Baltimore Gas & Electric, MTN,
        Ser G
       5.780%, 10/01/08                 4,000        4,295
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                 1,250        1,356
     Kinder Morgan
       7.250%, 03/01/28                 5,600        6,321
     Oklahoma Gas & Electric
       6.650%, 07/15/27                 2,500        2,835
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                 5,000        5,027
                                                  --------
                                                    22,919
                                                  --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $207,386)                                 221,710
                                                  --------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 33.1%
--------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                 2,425        2,564
       6.000%, 10/01/09                 3,120        3,280
       6.000%, 06/01/13                 3,109        3,270
       6.000%, 09/01/13                 2,738        2,879
       6.000%, 09/01/17                 6,982        7,330
       6.000%, 11/01/17                 1,847        1,939
       5.500%, 03/01/17                 1,648        1,708
       4.000%, 04/01/18                 6,871        6,769
       4.000%, 06/01/19                14,555       14,322
     FHLMC CMO REMIC, Ser 1531, Cl H
       6.000%, 04/15/08                 2,281        2,318
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                 2,000        2,132



--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)
--------------------------------------------------------------
     FHLMC, CMO REMIC, Ser 2663,
       Cl QK
       3.500%, 04/15/17             $  10,304     $ 10,354
     FNMA
       8.500%, 05/01/25                    62           68
       8.000%, 08/01/24                     8            9
       8.000%, 09/01/24                     1            1
       8.000%, 07/01/26                    77           84
       8.000%, 06/01/30                    63           68
       7.500%, 12/01/26                   514          553
       7.000%, 02/01/09                 1,274        1,327
       7.000%, 12/01/10                 2,808        2,981
       7.000%, 05/01/30                   277          294
       6.500%, 12/01/07                   244          253
       6.500%, 04/01/14                 1,736        1,843
       6.500%, 03/01/24                   147          155
       6.500%, 01/01/26                   169          178
       6.500%, 05/01/26                   114          121
       6.500%, 01/01/28                    83           88
       6.500%, 02/01/28                    10           11
       6.500%, 03/01/28                    74           78
       6.500%, 04/01/28                   446          470
       6.500%, 01/01/29                 1,798        1,896
       6.500%, 06/01/29                 2,086        2,199
       6.500%, 07/01/29                 1,035        1,091
       6.500%, 08/01/29                   481          507
       6.500%, 05/01/30                 1,430        1,508
       6.000%, 05/01/09                    97          102
       6.000%, 09/01/10                   215          226
       6.000%, 05/01/11                   207          217
       6.000%, 01/01/12                   142          150
       6.000%, 03/01/13                   366          385
       6.000%, 08/01/14                 8,352        8,784
       6.000%, 10/01/16                 2,292        2,407
       6.000%, 11/01/17                 5,438        5,709
       6.000%, 12/01/27                   173          181
       6.000%, 07/01/28                   993        1,032
       6.000%, 08/01/28                   231          240
       6.000%, 10/01/28                   638          664
       6.000%, 12/01/28                 4,848        5,040
       5.500%, 01/01/17                 1,065        1,105
       5.500%, 02/01/17                   781          811
       5.500%, 12/01/17                 5,613        5,822
       5.000%, 01/01/09                 2,338        2,389
       5.000%, 11/01/17                 6,703        6,849
       5.000%, 02/01/18                 7,126        7,283
       4.500%, 04/01/18                35,613       35,802
     FNMA CMO REMIC, Ser 1993-140,
       Cl H
       6.500%, 03/25/13                   591          601
     FNMA CMO REMIC, Ser 1996-54,
       Cl C
       6.000%, 09/25/08                 1,405        1,417
     GNMA
       8.000%, 04/15/17                    45           49
       8.000%, 05/15/17                    27           30
       8.000%, 11/15/26                   774          848
       8.000%, 12/15/26                   196          214


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)
--------------------------------------------------------------
     GNMA -- (continued)
       7.500%, 05/15/23             $     236      $   255
       7.500%, 01/15/24                   192          207
       7.500%, 02/15/24                   152          165
       7.500%, 09/15/25                    46           50
       7.500%, 02/15/27                    52           56
       7.500%, 06/15/27                    59           63
       7.500%, 07/15/27                   100          108
       7.500%, 08/15/27                   120          130
       7.000%, 01/15/24                    67           72
       7.000%, 04/15/24                   111          119
       6.500%, 06/15/23                   236          252
       6.500%, 12/15/23                   190          202
       6.500%, 01/15/24                    57           60
       6.500%, 02/15/24                   165          176
       6.500%, 10/15/25                    66           70
       6.500%, 04/15/26                   200          213
       6.500%, 01/15/29                   672          712
       6.500%, 05/15/29                 2,043        2,165
       6.500%, 06/15/29                   162          172
       6.500%, 11/15/29                    22           24
       6.000%, 07/15/28                   401          419
       6.000%, 08/15/28                   297          310
       6.000%, 09/15/28                 1,003        1,047
                                                  --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $166,979)                                 170,052
                                                  --------
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 12.5%
--------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.750%, 08/15/20                 3,300        4,826
       8.125%, 08/15/19                12,500       17,265
       7.250%, 05/15/16                16,100       20,424
       7.125%, 02/15/23                 4,000        5,154
     U.S. Treasury Inflation Index
       Note (A)
       3.000%, 07/15/12                14,794       16,563
                                                  --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $55,742)                                   64,232
                                                  --------
--------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.0%
--------------------------------------------------------------
     Bank One Issuance Trust, Ser 2002-
       A4, Cl A4
       2.940%, 06/16/08                15,000       15,053
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                 3,130        3,137
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                 7,000        7,670



--------------------------------------------------------------
Description                  Par (000)/Shares   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------
     USAA Auto Owner Trust,
     Ser 2004-1, Cl A3
       2.060%, 04/15/08             $   5,000     $  4,956
                                                  --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $30,433)                                   30,816
                                                  --------
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
--------------------------------------------------------------
     FNMA
       7.125%, 02/15/05                 9,650        9,790
       6.375%, 06/15/09                 8,000        8,941
       5.000%, 01/15/07                 1,500        1,569
                                                  --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $19,015)                                   20,300
                                                  --------
--------------------------------------------------------------
MASTER NOTE - 1.0%
--------------------------------------------------------------
     Bear Stearns (B)
       2.025%, 11/03/04                 5,000        5,000
                                                  --------
TOTAL MASTER NOTE
   (Cost $5,000)                                     5,000
                                                  --------
--------------------------------------------------------------
COMMERCIAL PAPER - 1.0%
--------------------------------------------------------------
     Kaiser Foundation Hospital (B)
       1.900%, 11/01/04                 5,000        4,999
                                                  --------

TOTAL COMMERCIAL PAPER
   (Cost $4,999)                                     4,999
                                                  --------
--------------------------------------------------------------
COMMON STOCK - 0.0%
--------------------------------------------------------------
RETAIL - 0.0%
     Kmart Holding Corporation
     (Escrow Cusip) *              10,000,000           --
                                                  --------
TOTAL COMMON STOCK
   (Cost $ --)                                          --
                                                  --------


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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.8%
--------------------------------------------------------------
  Bank of America
    1.930%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $5,638,428 (collateralized by
    various mortgage obligations,
    ranging in par value $16,291,110-
    $19,846,087, 0.000%-5.750%,
    06/25/34-08/25/38, total market
    value $5,919,398) (B)           $   5,638     $  5,638
  Deutsche Bank Securities, Inc.
    1.770%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $10,480,768 (collateralized by a
    U.S. Government obligation, par
    value $10,066,000, 5.750%,
    11/15/05, total market value
    $10,689,626)                       10,479       10,479
  Dresdner Securities
    1.920%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $10,001,600 (collateralized by
    various corporate obligations,
    ranging in par value $2,335,000-
    $52,550,000, 0.000%, 03/15/05-
    01/15/11, total market value
    $10,500,400) (B)                   10,000       10,000
  Lehman Brothers
    1.945%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $34,162,599 (collateralized by
    various mortgage obligations
    ranging in par value $2,276-
    $2,320,581,249, 0.000%-
    10.000%, 02/25/05-02/25/34, total
    market value $35,803,890) (B)      34,157       34,157
                                                  --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,274)                                   60,274
                                                  --------
TOTAL INVESTMENTS - 112.6%
   (Cost $549,828) +                               577,383
                                                  --------
PAYABLE UPON RETURN OF SECURITIES LOANED --
   (13.6)%                                         (69,793)
OTHER ASSETS AND LIABILITIES, NET -- 1.0%             5,101
                                                  --------
TOTAL OTHER ASSETS AND LIABILITIES -- (12.6)%      (64,692)
                                                  --------
TOTAL NET ASSETS - 100.0%                         $512,691
                                                  ========

--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2004 WAS $69,793,288
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
     SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER
     31, 2004.
(D) COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2004.
(E) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
+  AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
     INVESTMENTS WAS $549,828,393, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,931,407 AND $(2,376,868), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

100% U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
------------------------------------------------------------
U.S. TREASURY BILLS* - 88.4%
------------------------------------------------------------
     U.S. Treasury Bills
       1.585%, 11/04/04          $     24,213     $ 24,210
       1.515%, 11/12/04               169,391      169,314
       1.493%, 11/18/04               100,000       99,931
       1.597%, 11/26/04                98,631       98,523
       1.689%, 12/09/04                35,472       35,410
       1.669%, 12/16/04               116,371      116,133
       1.702%, 01/06/05               199,807      199,194
       1.823%, 01/20/05                23,796       23,701
                                                  --------
TOTAL U.S. TREASURY BILLS
   (Cost $766,416)                                 766,416
                                                  --------
------------------------------------------------------------
U.S. TREASURY NOTES - 11.5%
------------------------------------------------------------
     U.S. Treasury Notes
       5.875%, 11/15/04                50,000       50,090
       2.000%, 11/30/04                50,000       50,034
                                                  --------
TOTAL U.S. TREASURY NOTES
   (Cost $100,124)                                 100,124
                                                  --------
TOTAL INVESTMENTS - 99.9%
   (Cost $866,540) +                               866,540
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%              708
                                                  --------
TOTAL NET ASSETS - 100.0%                         $867,248
                                                  ========



------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO
   MATURITY AT DATE OF PURCHASE
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS
   EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

U.S. GOVERNMENT MONEY MARKET FUND

---------------------------------------------------------------
Description                            Par (000)   Value (000)
---------------------------------------------------------------
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.1%
---------------------------------------------------------------
     FHLB
       1.170%, 12/16/04             $     25,000     $ 25,000
     FHLB (A)
       1.789%, 09/16/05                   25,000       24,992
     FHLMC
       3.250%, 11/15/04                   22,000       22,017
     FNMA
       1.875%, 12/15/04                   20,000       20,013
     FNMA (A)
       1.793%, 01/18/05                   25,000       24,999
       1.955%, 10/21/05                   25,000       24,984
       1.846%, 12/29/05                   35,000       34,976
       1.565%, 02/06/06                   20,000       19,982
                                                     --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $196,963)                                196,963
                                                     --------

---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 23.3%
---------------------------------------------------------------
     FNMA
       1.820%, 11/24/04                   20,000       19,977
       1.808%, 12/15/04                   40,000       39,912
       2.020%, 01/26/05                   25,000       24,880
       2.013%, 02/02/05                   22,000       21,886
                                                     --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
       DISCOUNTED
       (Cost $106,655)                                106,655
                                                     --------
---------------------------------------------------------------
VARIABLE RATE DEMAND NOTE - 0.8%
---------------------------------------------------------------
     New York City, Multi-Family Housing
       Development Authority, Ser B,
       RB, Guarantee FNMA (A)
       1.870%, 11/03/04                    3,500        3,500
                                                     --------
     TOTAL VARIABLE RATE DEMAND NOTE
       (Cost $3,500)                                    3,500
                                                     --------
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 33.5%
---------------------------------------------------------------
     Barclays Capital, Inc. 1.860%,
       dated 10/29/04, matures on
       11/01/04, repurchase price
       $20,003,100 (collateralized by
       various U.S. government
       obligations, ranging in par value
       $408,000-$10,368,000, 2.350%-
       6.000%, 07/28/06-12/30/22, total
       market value $20,400,202)          20,000       20,000



---------------------------------------------------------------
Description                         Par (000)   Value (000)
---------------------------------------------------------------
---------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
---------------------------------------------------------------
     Credit Suisse First Boston, LLC
       1.820%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $20,003,033 (collateralized by
       various U.S. government
       obligations, ranging in par value
       $2,410,000-$15,000,000, 0.000%-
       2.540%, 12/20/04-09/18/09, total
       market value $20,403,768)        $ 20,000     $ 20,000
     Deutsche Bank Securities, Inc.
       1.820%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $92,799,968 (collateralized by
       various U.S. government
       obligations, ranging in par value
       $4,786,000-$25,000,000, 0.000%-
       4.625%, 04/15/05-04/08/14, total
       market value $94,641,668)          92,786       92,786
     JP Morgan Securities, Inc.
       1.850%, dated 10/29/04, matures
       on 11/01/04, repurchase price
       $20,003,083 (collateralized by
       REFCORP Principal STRIPS,
       ranging in par value $382,000-
       $21,130,000, 0.000%-9.375%,
       01/15/13-10/15/20, total market
       value $20,401,504)                 20,000       20,000
                                                     --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $152,786)                                152,786
                                                     --------
TOTAL INVESTMENTS - 100.7%
   (Cost $459,904)+                                   459,904
                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- (0.7)%            (3,403)
                                                     --------
TOTAL NET ASSETS - 100.0%                            $456,501
                                                     ========

---------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD
   TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
     OCTOBER 31, 2004.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL
 SECURITIES
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS
  EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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


[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

DIVERSIFIED MONEY MARKET FUND

----------------------------------------------------------------------
Description                              Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
COMMERCIAL PAPER -- DISCOUNTED* -- 54.1%
----------------------------------------------------------------------
ASSET-BACKED SECURITY - AUTOMOTIVE -- 1.9%
  Giro Balanced Funding Corp. (B)
    1.866%, 11/29/04                    $   45,000    $     44,935
    1.838%, 12/06/04                        18,394          18,361
                                                      ------------
                                                            63,296
                                                      ------------
ASSET-BACKED SECURITY -- DIVERSIFIED FINANCIAL ASSETS -- 13.9%
  Amstel Funding Corp. (B)
    1.859%, 12/14/04                        50,000          49,889
  Bavaria Trr Corp. (B)
    1.923%, 11/19/04                       160,000         159,846
  Bavaria Universal Funding Corp.
    (B)
    1.853%, 11/18/04                       100,000          99,913
  Beta Finance, Inc. (B)
    1.854%, 11/19/04                        21,000          20,981
  CC (USA), Inc. (B)
    1.952%, 01/14/05                        21,000          20,916
  Galaxy Funding, Inc. (B)
    1.617%, 11/12/04                        30,000          29,985
    1.677%, 11/15/04                        45,000          44,971
  Giro Funding US Corp. (B)
    1.617%, 11/08/04                        29,617          29,608
  Ivory Funding Corp. (B)
    1.979%, 12/31/04                        15,981          15,929
                                                      ------------
                                                           472,038
                                                      ------------
ASSET-BACKED SECURITY - GOVERNMENT -- 2.8%
  Govco, Inc. (B)
    1.860%, 11/01/04                        53,750          53,750
    1.677%, 11/15/04                        28,750          28,732
    1.687%, 11/17/04                        13,000          12,990
                                                      ------------
                                                            95,472
                                                      ------------
ASSET-BACKED SECURITY - TRADE RECEIVABLES -- 25.0%
  Apreco LLC (B)
    1.824%, 11/17/04                        81,150          81,084
  Cedar Springs Capital Co. (B)
    1.953%, 11/22/04                        45,000          44,949
    1.858%, 12/02/04                        13,447          13,426
    1.858%, 12/07/04                        21,398          21,358
    2.030%, 01/05/05                        19,762          19,690
    2.050%, 01/06/05                        15,877          15,818
    2.051%, 01/13/05                        19,101          19,022
    2.051%, 01/14/05                        23,023          22,926
  Concord Minutemen Capital Co.,
    Ser A (B)
    2.031%, 01/10/05                        65,975          65,716
  CRC Funding LLC (B)
    1.860%, 11/01/04                        25,000          25,000


----------------------------------------------------------------------
Description                              Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
COMMERCIAL PAPER -- DISCOUNTED* -- (CONTINUED)
----------------------------------------------------------------------
ASSET-BACKED SECURITY -- TRADE RECEIVABLES -- (CONTINUED)
  Falcon Asset Securitization Corp. (B)
    1.813%, 11/15/04                    $  100,000    $     99,930
  Legacy Capital Co. LLC (B)
    1.922%, 11/19/04                        50,000          49,952
  Ranger Funding Co. LLC (B)
    1.824%, 11/16/04                       100,000          99,924
  Regency Markets No. 1 LLC (B)
    1.842%, 11/12/04                        15,083          15,075
    1.828%, 12/07/04                        79,670          79,524
  Tannehill Capital Co. LLC (B)
    2.031%, 01/13/05                        81,451          81,117
    1.963%, 01/19/05                        27,652          27,534
  Thunder Bay Funding, Inc. (B)
    1.888%, 12/13/04                        68,314          68,164
                                                      ------------
                                                           850,209
                                                      ------------
BANKING -- 4.9%
  KBC Financial Products
    International Ltd. (B)
    1.888%, 11/01/04                        20,000          20,000
  Ticonderoga Funding LLC,
    Guarantee Bank of America (B)
    1.802%, 11/08/04                        50,158          50,140
  UBS Finance (Delaware) LLC
    1.850%, 11/01/04                        95,479          95,479
                                                      ------------
                                                           165,619
                                                      ------------
INSURANCE -- 3.0%
  Aquinas Funding LLC,
    Guarantee MBIA (B)
    1.677%, 11/15/04                        50,000          49,967
    2.011%, 01/11/05                        52,000          51,795
                                                      ------------
                                                           101,762
                                                      ------------
UTILITIES -- ELECTRIC -- 2.6%
    National Rural Utilities
    Cooperative Finance Corp.
    1.792%, 11/05/04                        88,000          87,983
                                                      ------------
  TOTAL COMMERCIAL PAPER -- DISCOUNTED
    (Cost $1,836,379)                                    1,836,379
                                                      ------------


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

----------------------------------------------------------------------
Description                              Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- 18.5%
----------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS -- 7.3%
  Liberty Lighthouse U.S. Capital
    Corp. (A) (B)
    1.925%, 03/29/05                    $   50,000    $     49,997
    1.990%, 05/13/05                       100,000         100,053
  Sigma Finance, Inc. (A) (B)
    1.888%, 11/26/04                        50,000          49,999
    1.860%, 05/17/05                        50,000          49,995
                                                      ------------
                                                           250,044
                                                      ------------
BANKING -- 4.8%
  HBOS Treasury Services
    PLC (A) (B)
    1.924%, 03/14/05                        25,000          25,008
  Nationwide Building Society (A) (B)
    2.140%, 07/22/05                        88,000          88,048
  Nationwide Building
    Society (A) (B) (C)
    1.960%, 10/28/05                        50,000          49,998
                                                      ------------
                                                           163,054
                                                      ------------
BROKERAGE -- 1.5%
  Morgan Stanley & Co. (A) (B) (C)
    1.961%, 11/25/05                        50,000          50,000
                                                      ------------
FINANCIAL SERVICES - 0.9%
    American Express Credit
    Corp. (A) (B) (C)
    1.940%, 11/18/05                        30,000          30,000
                                                      ------------
INSURANCE -- 1.5%
  Meridian Funding Co. LLC,
    Guarantee MBIA (A) (B) (C) (D)
    2.059%, 11/28/05                        50,000          50,000
                                                      ------------
MULTIPLE INDUSTRY -- 2.5%
  General Electric Capital
    Corp. (A) (C)
    1.958%, 11/09/05                        60,000          60,000
    1.989%, 11/17/05                        24,000          24,000
                                                      ------------
                                                            84,000
                                                      ------------
  TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
    (Cost $627,098)                                        627,098
                                                      ------------

----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC -- 9.0%
----------------------------------------------------------------------
  Bank of New York (A)
    1.840%, 05/20/05                        50,000          49,997
  Citibank N.A.
    1.810%, 12/13/04                        50,000          50,000
    1.830%, 12/15/04                        30,000          30,000


----------------------------------------------------------------------
Description                              Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- DOMESTIC -- (CONTINUED)
----------------------------------------------------------------------
  National Bank of Commerce,
    Tennessee (A)
    1.904%, 04/28/05                    $   55,000    $     54,996
  Washington Mutual Bank
    1.800%, 12/14/04                        29,000          28,999
  Wilmington Trust Company
    1.700%, 11/12/04                        40,000          40,001
    1.830%, 12/13/04                        50,000          50,000
                                                      ------------
  TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC
    (Cost $303,993)                                        303,993
                                                      ------------

----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE -- 8.4%
----------------------------------------------------------------------
  Credit Suisse First Boston NY
    1.820%, 11/16/04                       100,000         100,000
  Credit Suisse First Boston NY (A)
    1.940%, 09/29/05                        25,000          25,000
  HBOS Treasury Services NY
    1.830%, 12/17/04                        60,000          60,000
  Natexis Banques Populares, NY
    Branch (A)
    1.975%, 05/25/05                        50,000          50,006
    1.839%, 06/17/05                        50,000          49,995
                                                      ------------
  TOTAL CERTIFICATES OF DEPOSIT -- YANKEE
    (Cost $285,001)                                        285,001
                                                      ------------

----------------------------------------------------------------------
COMMERCIAL PAPER -- INTEREST BEARING -- 4.9%
----------------------------------------------------------------------
BROKERAGE - 4.9%
  Goldman Sachs Group,
    Inc. (A) (B) (D)
    1.928%, 01/11/05                        50,000          50,000
    1.913%, 06/13/05                        35,000          35,000
    1.720%, 06/13/05                        30,000          30,000
    1.800%, 09/26/05                        50,000          50,000
                                                      ------------
  TOTAL COMMERCIAL PAPER -- INTEREST BEARING
    (Cost $165,000)                                        165,000
                                                      ------------

----------------------------------------------------------------------
BANK NOTES -- 2.9%
----------------------------------------------------------------------
  American Express Centurion
    Bank (A)
    1.830%, 04/15/05                        20,000          19,998
    1.870%, 09/20/05                        40,000          40,000
  First Tennessee Bank (A)
    1.859%, 09/22/05                        40,000          39,987
                                                      ------------
  TOTAL BANK NOTES
    (Cost $99,985)                                          99,985
                                                      ------------


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

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

----------------------------------------------------------------------
Description                              Par (000)    Value (000)
----------------------------------------------------------------------
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.3%
----------------------------------------------------------------------
  FNMA (A)
    1.955%, 10/21/05                    $   45,380    $     45,351
                                                      ------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
    (Cost $45,351)                                          45,351
                                                      ------------

----------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE -- 0.1%
----------------------------------------------------------------------
  Alaska State, Four Dam Pool, Ser B, RB,
    Guarantee Dexia Credit Local (A)
    1.850%, 11/04/04                         4,250           4,250
                                                      ------------
  TOTAL VARIABLE RATE DEMAND NOTE
    (Cost $4,250)                                            4,250
                                                      ------------

----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
----------------------------------------------------------------------
  Deutsche Bank Securities, Inc.,
    1.770%, dated 10/29/04, matures
    on 11/01/04, repurchase price
    $27,479,782 (collateralized by
    U.S. Government obligations
    ranging in par value $3,117,000 -
    $12,337,000, 1.875% - 12.000%,
    05/15/05 - 02/15/14, total market
    value $28,025,580)                      27,476          27,476
                                                      ------------
  TOTAL REPURCHASE AGREEMENT
    (Cost $27,476)                                          27,476
                                                      ------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $3,394,533)+                                     3,394,533
                                                      ------------
 OTHER ASSETS AND LIABILITIES -- 0.0%                       (1,200)
                                                      ------------

TOTAL NET ASSETS -- 100.0%                            $  3,393,333
                                                      ============


--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2004.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2004 WAS $215,000,000.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------------
Description                             Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
-----------------------------------------------------------------
  Berkeley, YMCA, RB (A) (B) (C)
    1.760%, 06/01/23                   $     6,655  $      6,655
  California Community College
    Funding Authority, Ser A,
    TRAN, FSA Insured
    3.000%, 06/30/05                         6,000         6,055
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser B, RB, TECP
    1.170%, 02/01/05                         2,000         2,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser D, RB, TECP
    1.170%, 02/01/05                         2,000         2,000
  California Infrastucture &
    Economic Development, J Paul
    Getty, Ser A, RB, TECP (B)
    1.620%, 10/01/23                         5,000         5,000
  California Infrastucture &
    Economic Development, J Paul
    Getty, Ser B, RB, TECP (B)
    1.620%, 10/01/23                         3,000         3,000
  California Pollution Control
    Financing Authority, Pacific
    Gas & Electric, Ser C, RB (A) (B) (C)
    1.730%, 11/01/26                        16,300        16,300
  California School Cash Reserve
    Program, Ser A, TRAN, AMBAC
    Insured
    3.000%, 07/06/05                         2,000         2,019
  California State, Department of
    Water & Power, Ser C-1,
     RB (A) (B) (C)
    1.750%, 05/01/22                         2,500         2,500
  California State, Department of
    Water & Power, Ser C-14,
    RB (A) (B) (C)
    1.760%, 05/01/22                         3,050         3,050
  California State, Department of
    Water & Power, Ser C-18,
    RB (A) (B) (C)
    1.780%, 05/01/22                        19,000        19,000
  California State, Economic
    Recovery, Ser C-10,
    RB (A) (B) (C)
    1.750%, 07/01/23                        20,200        20,200
  California State, Economic
    Recovery, Ser C-13,
    RB (A) (B) (C)
    1.750%, 07/01/23                         5,950         5,950
  California State, Economic
    Recovery, Ser C-15, RB, FSA
    Insured (A) (B) (C)
    1.780%, 07/01/23                         4,455         4,455
  California State, Economic
    Recovery, Ser C-16, RB, FSA
    Insured (A) (B) (C)
    1.750%, 07/01/23                        20,100        20,100


-----------------------------------------------------------------
Description                             Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
  California State, Educational
    Facilities Authority,
    California Institute of
    Technology, RB (A) (B)
    1.750%, 01/01/24                   $    19,000  $     19,000
  California State, Educational
    Facilities Authority,
    Carnegie Institute of
    Washington, Ser B, RB, TECP
    1.660%, 11/22/04                         5,000         5,000
  California State, Educational
    Facilities Authority, San
    Francisco Conservatory of
    Music, RB, TECP, Prerefunded
    @ 102 (A) (D)
    1.760%, 12/13/04                         2,500         2,500
  California State, Educational
    Facilities Authority,
    Stanford University, Ser L-3,
    RB (A) (B) (E)
    1.650%, 10/01/15                         4,400         4,400
  California State, Housing
    Finance Agency, Multi-Family
    Home Mortgage, Ser C, RB, AMT
    (A) (B) (C)
    1.830%, 08/01/27                         5,605         5,605
  California State, Pollution
    Control Financing Authority,
    Browning Project, RB, AMT (A) (B) (C)
    1.750%, 09/01/17                        10,000        10,000
  California State, Pollution
    Control Financing Authority,
    Chevron USA Project, Ser B,
    RB (A)
    1.600%, 06/15/05                         4,235         4,235
  California State, Pollution
    Control Financing Authority,
    Wadham Energy Project, Ser B,
    RB, AMT (A) (B) (C)
    1.770%, 11/01/17                         5,950         5,950
  California State, Pollution
    Control Financing Authority,
    Wadham Energy Project, Ser C, RB,
    AMT (A) (B) (C)
    1.770%, 11/01/17                        12,045        12,045
  California State, Public Works
    Board Leasing Authority,
    Department of Corrections,
    Ser A, RB, Prerefunded @ 102 (D)
    7.000%, 11/01/04                         6,000         6,120
  California State, Ser C-1,
    GO (A) (B) (C)
    1.760%, 05/01/33                         4,300         4,300
  California State, University
    Public Authority,
    Kindergarten Project,
    Ser B-4, GO (A) (B) (C)
    1.710%, 05/01/34                         2,000         2,000
  California State, University
    Public Authority,
    Kindergarten Project,
    Ser B-5, GO (A) (B) (C)
    1.760%, 05/01/34                         4,000         4,000



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------
Description                          Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
  CSUCI Financing Revenue
    Authority, Rental Housing,
    RB, AMT (B)(C)
    1.600%, 08/01/31                   $     1,000  $      1,000
  East Bay Municipal Water
    System, TECP (C)
    1.180%, 11/05/04                         9,000         9,000
  Escondido Community Development
    Commission, COP,
    AMT (A) (B) (C)
    1.800%, 10/12/16                         3,500         3,500
  Irvine County, Improvement Bond
    Act of 1915, Special Public
    Assessment District #85-7-I,
    FSA Insured (A) (B)
    1.750%, 09/02/11                        10,400        10,400
  Los Angeles County, Department
    of Housing Authority, Rowland
    Heights Apartments, Ser A,
    RB, AMT (A) (B) (C)
    1.830%, 08/01/30                         6,590         6,590
  Los Angeles County, Ser A, TRAN
    3.000%, 06/30/05                         5,640         5,691
  Los Angeles, Department of
    Airports, Ser C1, RB (A) (B) (C)
    1.150%, 05/15/20                         6,000         6,000
  Los Angeles, Department of
    Airports, Ser C2, RB (A) (B) (C)
    1.150%, 05/15/20                         6,000         6,000
  Los Angeles, Department of
    Water & Power, Sub-Ser B-1,
    RB (A) (B) (C)
    1.760%, 07/01/34                         5,000         5,000
  Los Angeles, Department of
    Water & Power, Sub-Ser B-3,
    RB (A) (B) (C)
    1.720%, 07/01/34                         1,160         1,160
  Los Angeles, Department of
    Water & Power, Sub-Ser B-5,
    RB (A) (B) (C)
    1.750%, 07/01/34                         9,000         9,000
  Los Angeles, Property
    Improvements Program, COP,
    AMBAC Insured
    2.000%, 04/01/05                           605           607
  Los Angeles, Waste Water
    Authority, Sub-Ser A, RB, FGIC
    Insured (A) (B)
    1.150%, 12/01/31                         5,000         5,000
  Los Angeles, Waste Water
    Authority, Sub-Ser B, RB, FGIC
    Insured (A) (B)
    1.150%, 12/01/31                         5,000         5,000
  Metropolitan, Water District of
    Southern California, Ser A-1,
    RB (A) (B) (C)
    1.750%, 07/01/23                        13,000        13,000


-----------------------------------------------------------------
Description                             Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
  Metropolitan, Water District of
    Southern California, Ser C,
    RB (A) (B) (C)
    1.750%, 07/01/28                   $     9,900  $      9,900
  Ontario, Multi-Family Housing
    Authority, Residential Park Centre
    Project, Ser A, RB (A) (B) (C)
    1.770%, 08/01/07                        20,150        20,150
  Orange County, Apartment
    Development Revenue,
    Authority, Villas La Paz
    Project, Ser F, RB, FNMA
    Collateralized (A) (B) (C)
    1.750%, 08/15/28                         1,100         1,100
  Orange County, Apartment
    Development Revenue, WLCO LF
    Partners, Ser G-1, RB, FNMA
    Collateralized (A) (B) (C)
    1.750%, 11/15/28                         8,900         8,900
  Orange County, Special
    Financing Authority, Ser B,
    RB, AMBAC Insured (A) (B) (C)
    1.770%, 11/01/14                         1,225         1,225
  Orange County, Special
    Financing Authority, Teeter
    Plan, Ser C, RB, AMBAC
    Insured (A) (B) (C)
    1.770%, 11/01/14                         1,200         1,200
  Oxnard, Multi-Family Housing
    Authority, Seawind Apartments
    Projects, Ser A, RB,
    AMT (A) (B) (C)
    1.850%, 12/01/20                         3,175         3,175
  Redondo Beach, Multi-Family
    Housing Authority, McCandless
    Senior Housing Project, Ser A,
    RB (A) (B) (C)
    1.880%, 12/01/25                         7,480         7,480
  Riverside County, Public
    Facilities Authority, Ser A,
    COP (A) (B) (C)
    1.780%, 12/01/15                        19,300        19,300
  Riverside County, Public
    Facilities Authority, Ser D,
    COP (A) (B) (C)
    1.780%, 12/01/15                         5,500         5,500
  Riverside-San Bernardino,
    Pass-Thru Obligations, Ser A,
    RB (A) (B) (C)
    1.770%, 07/01/06                         5,600         5,600
  Sacramento, City Financing
    Authority, Ser G, RB, AMBAC
    Insured (A) (B) (C) (E)
    1.795%, 05/01/16                         5,700         5,700
  Sacramento, Unified School District,
    COP, FSA Insured (A) (B)
    1.750%, 07/01/31                        10,100        10,100
  San Diego County, TECP (C)
    1.300%, 12/09/04                         4,000         4,000
  San Diego, Unified School
    District, TRAN
    3.000%, 07/25/05                         5,200         5,253


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------
Description                       Par (000)/Shares    Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------
  San Francisco City & County,
    Redevelopment Authority, Carter
    Terrace Apartments, Ser B, RB,
    AMT (A) (B) (C)
    1.830%, 03/01/36                   $     7,000  $      7,000
  San Francisco City & County,
    Redevelopment Authority, Derek
    Silva Community Project, Ser D,
    RB, AMT (A) (B) (C)
    1.830%, 12/01/19                         6,000         6,000
  San Francisco City & County,
    Redevelopment Authority,
    Fillmore Housing Center
    Project, Ser A-1, RB, FNMA
    Collateralized (A) (B) (C)
    1.790%, 12/01/17                        11,900        11,900
  San Francisco City & County,
    Redevelopment Authority,
    Folsom-Dore Apartment
    Project, RB, AMT (A) (B) (C)
    1.860%, 12/01/34                         3,000         3,000
  San Francisco City & County,
    Redevelopment Authority,
    Leland Polk Senior Community,
    Ser A, RB, AMT (A) (B) (C)
    1.830%, 12/01/19                         3,000         3,000
  Simi Valley, Multi-Family
    Housing Authority, Ser A, RB
    (A) (B) (C)
    1.750%, 07/01/23                        10,545        10,545
  University of California, TECP
    1.600%, 11/05/04                         8,500         8,500
    1.350%, 11/16/04                        13,000        13,000
    1.150%, 11/18/04                         5,000         5,000
  Val Verde, Unified School
    District, Land Bank Program,
    Ser A,
    COP (A) (B) (C)
    1.750%, 09/01/24                         2,600         2,600
  Vallejo, Capital Improvement
    Project, COP (A) (B) (C)
    1.880%, 09/01/40                        15,800        15,800
                                                    ------------
  TOTAL MUNICIPAL BONDS
    (Cost $485,315)                                      485,315
                                                    ------------

-----------------------------------------------------------------
REGULATED INVESTMENT COMPANIES -- 0.0%
-----------------------------------------------------------------
    Blackrock Provident California Tax
     Free Money Market                     110,239           110
    Goldman Sachs California Tax
     Free Money Market                     105,096           105
                                                    ------------
  TOTAL REGULATED INVESTMENT COMPANIES
    (Cost $215)                                              215
                                                    ------------

-----------------------------------------------------------------
Description                                          Value (000)
-----------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
  (Cost $485,530)+                                  $    485,530
                                                    ------------
OTHER ASSETS AND LIABILITES, NET -- 0.2%                     854
                                                    ------------

TOTAL NET ASSETS -- 100.0%                          $    486,384
                                                    ============

-----------------------------------------------------------------
(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31,
    2004.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE
    SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE
    NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF
    CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL
    BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE
    PREREFUNDED DATE.
(E) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT
    MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
    3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS
    AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT
    PROGRAM OR OTHER "ACCREDITED INVESTORS".
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
CSUCI -- CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST
  IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------
Description                          Shares     Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
EQUITY FUNDS - 84.1%
--------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                12,420     $     92
     HighMark Large Cap Growth
       Fund, Fiduciary Shares *         2,881           22
     HighMark Large Cap Value Fund,
       Fiduciary Shares                 5,948           65
     HighMark Small Cap Growth
       Fund, Fiduciary Shares           1,776           22
     HighMark Small Cap Value Fund,
       Fiduciary Shares                 2,442           41
     HighMark Value Momentum Fund,
       Fiduciary Shares                 5,936          139
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $377)                                         381
                                                  --------
--------------------------------------------------------------
FIXED INCOME FUND - 8.8%
--------------------------------------------------------------
    HighMark Bond Fund,
     Fiduciary Shares                   3,668           40
                                                  --------
TOTAL FIXED INCOME FUND
   (Cost $40)                                           40
                                                  --------
--------------------------------------------------------------
MONEY MARKET FUND - 7.1%
--------------------------------------------------------------
     HighMark Diversified Money
       Market Fund, Fiduciary Shares   32,116           32
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $32)                                           32
                                                  --------

TOTAL INVESTMENTS - 100.0%
   (Cost $449)+                                        453
                                                  --------
TOTAL NET ASSETS - 100.0%                         $    453
                                                  ========

--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
   INVESTMENTS WAS $449,227, AND THE UNREALIZED APPRECIATION
   AND DEPRECIATION WERE $4,652 AND $(56), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION
OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,
PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.




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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------
Description                          Shares     Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
EQUITY FUNDS - 57.4%
--------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                 4,061     $     30
     HighMark Large Cap Growth
       Fund, Fiduciary Shares *         1,151            9
     HighMark Large Cap Value Fund,
       Fiduciary Shares                 2,754           30
     HighMark Small Cap Growth
       Fund, Fiduciary Shares             594            8
     HighMark Small Cap Value Fund,
       Fiduciary Shares                   817           14
     HighMark Value Momentum Fund,
       Fiduciary Shares                 1,942           45
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $134)                                         136
                                                  --------
--------------------------------------------------------------
FIXED INCOME FUND - 21.9%
--------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                 4,761           52
                                                  --------
TOTAL FIXED INCOME FUND
   (Cost $52)                                           52
                                                  --------
--------------------------------------------------------------
MONEY MARKET FUND - 15.2%
--------------------------------------------------------------
     HighMark Diversified Money
       Market Fund, Fiduciary Shares   36,244           36
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $36)                                           36
                                                  --------

TOTAL INVESTMENTS - 94.5%
   (Cost $222) +                                       224
                                                  --------
OTHER ASSETS AND LIABILITIES -- 5.5%                    13
                                                  --------
TOTAL NET ASSETS - 100.0%                         $    237
                                                  ========


--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
   INVESTMENTS WAS $222,059, AND THE UNREALIZED APPRECIATION
   AND DEPRECIATION WERE $2,149 AND $(73), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION
OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,
PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.




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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2004

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------
Description                          Shares     Value (000)
--------------------------------------------------------------
--------------------------------------------------------------
EQUITY FUNDS - 37.9%
--------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                   317     $      2
     HighMark Large Cap Growth
       Fund, Fiduciary Shares *           113            1
     HighMark Large Cap Value Fund,
       Fiduciary Shares                   252            3
     HighMark Small Cap Growth
       Fund, Fiduciary Shares              38           --
     HighMark Small Cap Value Fund,
       Fiduciary Shares                    53            1
     HighMark Value Momentum Fund,
       Fiduciary Shares                   152            4
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $11)                                           11
                                                  --------
--------------------------------------------------------------
FIXED INCOME FUND - 37.9%
--------------------------------------------------------------
     HighMark Bond Fund, Fiduciary
       Shares                             956           11
                                                  --------
TOTAL FIXED INCOME FUND
   (Cost $11)                                           11
                                                  --------
--------------------------------------------------------------
MONEY MARKET FUND - 24.2%
--------------------------------------------------------------
     HighMark Diversified Money
       Market Fund, Fiduciary Shares    7,274            7
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $7)                                             7
                                                  --------
TOTAL INVESTMENTS - 100.0%
   (Cost $29)+                                          29
                                                  --------
TOTAL NET ASSETS - 100.0%                         $     29
                                                  ========

--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED
TO $0.

+ AT OCTOBER 31, 2004, THE TAX BASIS COST OF THE FUND'S
   INVESTMENTS WAS $28,601, AND THE UNREALIZED APPRECIATION
   AND DEPRECIATION WERE $62 AND $(5), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION
OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,
PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.





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--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

 (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     HighMark Funds


By (Signature and Title)*                        /s/ James F. Volk
                                                 -----------------
                                                 James F. Volk, President

Date:  December 15, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -----------------
                                                 James F. Volk, President

Date:  December 15, 2004


By (Signature and Title)*                        /s/ Peter Golden
                                                 ----------------
                                                 Peter Golden, Controller & CFO

Date:  December 15, 2004
* Print the name and title of each signing officer under his or her signature.